UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
                 Washington, D.C. 20549           Expires:     October 31, 2006
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                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8032

               BARON INVESTMENT FUNDS TRUST f/k/a BARON ASSET FUND
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                        c/o Baron Investment Funds Trust
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   September 30
                        ---------------

Date of reporting period:  September 30, 2004
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (3-03)

Item 1.  Baron Asset Fund Semi-Annual Report for the period ended
         September 30, 2004.

[registered castle logo]
 B A R O N                               ANNUAL FINANCIAL REPORT                                       SEPTEMBER 30, 2004
 F U N D S (r)

                                         DEAR BARON FUNDS
                                         SHAREHOLDER:

BARON FUNDS                              Attached you will find audited financial statements for Baron Asset Fund, Baron
                                         Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund and Baron Fifth
MANAGEMENT DISCUSSION OF                 Avenue Growth Fund for their fiscal years ended September 30, 2004. The
FUND PERFORMANCE:                        Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders.
  BARON ASSET FUND...............  2
                                         We thank you for choosing to join us as fellow shareholders in Baron Funds. We
  BARON GROWTH FUND..............  4     will continue to work hard to justify your confidence.

  BARON SMALL CAP FUND...........  6     Sincerely,

  BARON iOPPORTUNITY FUND........  8     /s/Ronald Baron
                                         -----------------
  BARON FIFTH AVENUE                        Ronald Baron
    GROWTH FUND.................. 10        Chairman and CEO
                                            BAMCO, Inc.
FUND EXPENSES.................... 12        November 15, 2004

STATEMENT OF NET ASSETS.......... 14     /s/Peggy Wong
                                         -----------------
STATEMENTS OF ASSETS                        Peggy Wong
  AND LIABILITIES................ 22        Treasurer and CFO
                                            BAMCO, Inc.
STATEMENTS OF                               November 15, 2004
  OPERATIONS..................... 23
                                         A description of the Funds' proxy voting policies and procedures is available
STATEMENTS OF CHANGES                    without charge on the Funds' website, www.BaronFunds.com, or by calling
  IN NET ASSETS.................. 24                                           ------------------
                                         1-800-99-BARON and on the SEC's website at www.sec.gov.
                                                                                    -----------

NOTES TO FINANCIAL                       The Funds file their complete schedule of portfolio holdings with the SEC for
  STATEMENTS..................... 25     the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms
                                         N-Q are available on the SEC's website at www.sec.gov. The Funds' Forms N-Q may
REPORT OF INDEPENDENT                    also be reviewed and copied at the SEC's Public Reference Room in Washington,
  REGISTERED PUBLIC ACCOUNTING           DC; information on the operation of the SEC's Public Reference Room may be
  FIRM........................... 33     obtained by calling 800-SEC-0330.
                                         ----------------
MANAGEMENT OF THE FUNDS           34     Some of our comments are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate", "may", "expect", "should", "could",
                                         "believe", "plan" and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

                                         The views expressed in this report reflect those of the Company only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time based on market and other conditions and Baron has no obligation to update them.

767 Fifth Avenue                         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and
NY, NY 10153                             principal value of an investment will fluctuate; an investor's shares, when
212.583.2100                             redeemed, may be worth more or less than their original cost.
1.800.99.BARON
BaronFunds.com

BARON ASSET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON
      ASSET FUND** IN RELATION TO THE RUSSELL 2500* AND THE RUSSELL 2000*

                               [Graph Omitted]

Year                 Baron Asset Fund**       Russell 2000*        Russell 2500*
--------------------------------------------------------------------------------
6/12/87                  $10,000                  $10,000              $10,000
1987                     11,950                   10,530               10,655
1988                     13,234                    9,400                9,692
1989                     18,521                   11,421               12,039
1990                     12,838                    8,322                9,114
1991                     17,760                   12,077               13,394
1992                     19,484                   13,155               14,770
1993                     26,595                   17,521               19,218
1994                     28,728                   17,980               19,766
1995                     38,003                   22,187               24,812
1996                     46,098                   25,101               28,740
1997                     61,656                   33,432               38,600
1998                     51,946                   27,074               32,264
1999                     67,092                   32,237               39,292
2000                     82,418                   39,778               50,893
2001                     56,741                   31,342               41,339
2002                     53,301                   28,429               38,257
2003                     64,210                   38,802               51,873
2004                     76,779                   46,086               61,478

Information Presented by Fiscal Year as of September 30



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED SEPTEMBER 30, 2004

                                                                Since
                                                              Inception
                         One Year   Five Years  Ten Years     06/12/87
-----------------------------------------------------------------------
Baron Asset Fund **       19.58%      2.73%        10.33%      12.50%
Russell 2000*             18.77%      7.41%         9.87%       9.23%
Russell 2500*             18.52%      9.37%        12.02%      11.07%


---------------------
* The Russell 2000 and the Russell 2500 are unmanaged indexes. The Russell 2000 measures the performance of small companies and the Russell 2500 of small to mid-sized companies. The Russell 2500, Russell 2000, and the Fund are with dividends. The inclusion of dividends positively impacts the performance results of the Fund and the indexes.

** Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
--------------------------------------------------------------------------------

BARON ASSET FUND
--------------------------------------------------------------------------------

TOP 10 HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
SEPTEMBER 30, 2004
-------------------------------------------------------------------------------
                                                                       % of Net
                                                                        Assets
-------------------------------------------------------------------------------
ChoicePoint, Inc.                                                          9.8%
Wynn Resorts, Ltd.                                                         6.6%
Apollo Group, Inc., Cl A                                                   5.3%
Kerzner Intl., Ltd.                                                        5.3%
Charles Schwab Corp.                                                       4.3%
XTO Energy, Inc.                                                           3.9%
Alexander's, Inc.                                                          3.1%
Vail Resorts, Inc.                                                         2.7%
Anthem, Inc.                                                               2.6%
Chicago Mercantile Exchange Holdings, Inc.                                 2.6%
-------------------------------------------------------------------------------
                                                                           46.2%
-------------------------------------------------------------------------------

                            TOP TEN INDUSTRY GROUPS
                            AS OF SEPTEMBER 30, 2004
                         (AS A PERCENTAGE OF NET ASSETS)

                               [Pie Chart Omitted]

Recreation and Resorts                                             14.6%
Business and Services                                              12.8%
Education                                                           7.8%
Financial Services-Brokerage and Exchanges                          6.9%
Energy Services                                                     5.7%
Retail-Specialty Stores                                             5.2%
Financial Services-Insurance                                        3.7%
Hotels and Lodging                                                  3.6%
Real Estate Services                                                3.5%
Healthcare Products                                                 3.3%
Other                                                              31.5%
Cash and cash equivalents                                           1.4%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Baron Asset Fund performed well in the fiscal year ended September 30, 2004, gaining 19.58%, which was slightly better than the performance of the small and small to mid-cap indices, and significantly better than its small to mid-cap peers. The Russell 2000 gained 18.77% and the Russell 2500 gained 18.52% in the year ended September 30, 2004. According to Morningstar*, the composite average for its small cap growth category (consisting of 719 funds as of September 30, 2004) gained 11.36%, and its mid-cap growth category (consisting of 810 funds as of September 30, 2004) gained 11.06% in the year ending September 30, 2004.

Baron Asset Fund continued to significantly outperform its peer group for the three years ending September 30, 2004. The Fund gained 10.61% per year, compared to gains of 7.59% and 5.42% per year, respectively for the Morningstar composites for the small cap growth (consisting of 652 funds) and mid-cap growth (consisting of 747 funds) categories for that time period.

BARON ASSET FUND INVESTS IN SMALL AND MEDIUM SIZED GROWTH COMPANIES FOR THE LONG-TERM. After a three-year bear market, stock prices of small and mid-cap growth companies appreciated sharply in the 2004 fiscal year following a strong 2003. Baron Asset Fund invests in growth businesses while utilizing value oriented purchase and sell disciplines. The Fund seeks to invest in companies that it believes have significant long-term growth prospects at, what we believe, are reasonable prices. In fiscal 2004 the Fund continued its program of further diversifying its investment portfolio by adding, what we believe, are well-financed, well-managed mid-cap growth businesses while reducing its investments in long time legacy holdings.

We believe the Fund is invested in businesses that have the potential to double in size within four years and that these companies are selling in the market today at attractive levels.

The Fund's performance was not uniform across the year. Baron Asset Fund's performance was strong in the first half of the fiscal year, (+17.85%), but weak in the second half of the fiscal year, (+1.46%). The performance of the market indices was similarly strong in the first half of the fiscal year and weaker in the second half.

Baron Asset Fund's performance was not uniform across industry sectors. The Fund's best performing sector was Recreation & Resorts. The Fund performed well with its Business Services, Education, Energy, Hotels & Lodging and Real Estate holdings. The Fund was negatively impacted by its holdings in Restaurants and Retail-Specialty Stores.

In fiscal year 2005, the Fund will continue to invest in companies that, in our opinion, are undervalued relative to their long-term growth prospects and ability to sustain superior levels of profitability. The companies will continue to be identified through our independent research efforts. Companies in which we invest will have, what we believe, is the potential to increase in price at least 100% over the next four years. The Fund will remain diversified not only by industry and investment theme, but also by external factors we have identified that could affect company performance. This approach to investing in companies, not trading of stocks, we believe, will allow the Fund to produce above average rates of return while keeping an attractive risk profile.

-------------
* The Morningstar composites are not weighted and represent the straight average total annualized returns of each of the funds in the categories.

BARON GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT
            IN BARON GROWTH FUND** IN RELATION TO THE RUSSELL 2000*

                               [Graph Omitted]

Year                 Baron Growth Fund**       Russell 2000*
--------------------------------------------------------------------------------
12/31/94                 $10,000                  $10,000
1995                      14,770                   12,573
1996                      18,575                   14,224
1997                      25,469                   18,945
1998                      20,855                   15,341
1999                      29,868                   18,267
2000                      35,431                   22,541
2001                      33,286                   17,760
2002                      34,956                   16,108
2003                      42,333                   21,988
2004                      50,463                   26,115

Information Presented by Fiscal Year as of September 30



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                                                            Since
                                                          Inception
                         One Year        Five Years       12/31/94
---------------------------------------------------------------------
Baron Growth Fund **      19.20%           11.06%          18.06%
Russell 2000*             18.77%            7.41%          10.35%


---------------
* The Russell 2000 is an unmanaged index that measures the performance of small companies. The Russell 2000 and the Fund are with dividends. The inclusion of dividends positively impacts the performance results of the Fund and the Russell 2000.

** Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
-------------------------------------------------------------------------------

BARON GROWTH FUND
--------------------------------------------------------------------------------

TOP 10 HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
SEPTEMBER 30, 2004
-------------------------------------------------------------------------------
                                                                      % of Net
                                                                       Assets
-------------------------------------------------------------------------------
Wynn Resorts, Ltd.                                                      5.9%
AMERIGROUP Corp.                                                        3.4%
Chicago Mercantile Exchange Holdings, Inc.                              3.1%
Station Casinos, Inc.                                                   2.8%
Four Seasons Hotels, Inc.                                               2.6%
Kerzner Intl., Ltd.                                                     2.5%
Encore Acquisition Co.                                                  2.4%
Charles River Laboratories Intl., Inc.                                  2.3%
Strayer Education, Inc.                                                 2.3%
First Marblehead Corp.                                                  2.2%
-------------------------------------------------------------------------------
                                                                       29.5%
-------------------------------------------------------------------------------


                            TOP TEN INDUSTRY GROUPS
                            AS OF SEPTEMBER 30, 2004
                         (AS A PERCENTAGE OF NET ASSETS)

                               [Pie Chart Omitted]

Recreation and Resorts                                                 13.5%
Retail-Specialty Stores                                                 6.0%
Education                                                               5.9%
Energy Services                                                         5.7%
Healthcare Services-Insurance                                           5.6%
Restaurants                                                             5.4%
Financial Services-Brokerage and Exchanges                              4.8%
Healthcare Facilities                                                   4.8%
Hotels and Lodging                                                      4.0%
Healthcare Services                                                     3.9%
Other                                                                  34.1%
Cash and cash equivalents                                               6.3%


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Baron Growth Fund performed well in the fiscal year ended September 30, 2004, gaining 19.20%, which was slightly better than the performance of the Russell 2000, (+18.77%), and significantly better than its small cap growth peers. According to Morningstar*, the composite average for its small cap growth category (consisting of 719 funds as of September 30, 2004) gained 11.36% in the year ending September 30, 2004.

BARON GROWTH FUND INVESTS IN SMALL SIZED GROWTH COMPANIES. The stock prices of small cap stocks continued to outperform the performance of larger cap stocks, while small cap growth stocks lagged small cap value stocks. Baron Growth Fund is a long term investor in businesses. The Fund utilizes an investment approach that allows it to look beyond the current environment and develop conviction, through its own independent research of companies, in the potential profitability of a business, and therefore its value in the future. The Fund invests in, what it believes, are great businesses that can be purchased opportunistically at attractive prices.

The Fund's performance was not uniform across the year. Baron Growth Fund's performance was strong in the first half of the fiscal year, (+16.45%), but weak in the second half of the fiscal year, (+2.37%). The performance of the market indices was similarly strong in the first half of the fiscal year and weaker in the second half.

Baron Growth Fund's performance was not uniform across industry sectors. The Fund's best performing sector was Recreation & Resorts. The Fund performed well with its Communications, Education, Energy, Financial Services, Heath Services/Insurance and Hotels & Lodging holdings. The Fund was negatively impacted by its holdings in Restaurants and Retail-Specialty Stores.

In fiscal 2005 the Fund will continue to be invested in small companies that we believe have the potential to appreciate in value at least 100% during the next four years. We believe the Fund is invested in businesses that have the potential to grow substantially in the years ahead.

---------------
* The Morningstar composites are not weighted and represent the straight average total annualized returns of each of the funds in the categories.

BARON SMALL CAP FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT
           IN BARON SMALL CAP FUND** IN RELATION TO THE RUSSELL 2000*

                               [Graph Omitted]

Year                   Baron Small Cap Fund**           Russell 2000*
-------------------------------------------------------------------------------
09/30/97                   $10,000                          $10,000
1998                         8,610                            8,098
1999                        13,370                            9,643
2000                        16,050                           11,898
2001                        13,027                            9,375
2002                        14,095                            8,503
2003                        18,210                           11,606
2004                        20,236                           13,785

Information Presented by Fiscal Year as of September 30



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                                                             Since
                                                           Inception
                               One Year     Five Years      09/30/97
----------------------------------------------------------------------
Baron Small Cap Fund **         11.12%        8.64%          10.59%
Russell 2000*                   18.77%        7.41%           4.69%


-----------------
* The Russell 2000 is an unmanaged index that measures the performance of small companies. The Russell 2000 and the Fund are with dividends. The inclusion of dividends positively impacts the performance results of the Fund and the Russell 2000.

** Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
--------------------------------------------------------------------------------

BARON SMALL CAP FUND
--------------------------------------------------------------------------------

TOP 10 HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
SEPTEMBER 30, 2004

-------------------------------------------------------------------------------
                                                                     % of Net
                                                                       Assets
-------------------------------------------------------------------------------
Eagle Materials, Inc., Cl B                                             3.1%
American Tower Corp.                                                    2.9%
Career Education Corp.                                                  2.8%
Immucor, Inc.                                                           2.8%
Anteon Intl. Corp.                                                      2.5%
Wynn Resorts, Ltd.                                                      2.5%
Gaylord Entertainment                                                   2.4%
Strayer Education, Inc.                                                 2.4%
United Surgical Partners Intl., Inc.                                    2.4%
Alamosa Hldgs., Inc.                                                    2.4%
-------------------------------------------------------------------------------
                                                                       26.2%
-------------------------------------------------------------------------------


                            TOP TEN INDUSTRY GROUPS
                            AS OF SEPTEMBER 30, 2004
                        (AS A PERCENTAGE OF NET ASSETS)

                               [Pie Chart Omitted]

Education                                                                  10.1%
Retail-Specialty Stores                                                     8.4%
Communications                                                              8.3%
Media                                                                       6.4%
Recreation and Resorts                                                      6.3%
Government Services                                                         5.9%
Restaurants                                                                 5.1%
Business Services                                                           5.0%
Medical Equipment                                                           4.6%
Printing and Publishing                                                     3.8%
Other                                                                      27.7%
Cash and cash equivalents                                                   8.4%


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Baron Small Cap Fund's performance in the fiscal year ended September 30, 2004 was satisfactory on an absolute basis, (+11.12%). The Fund lagged the Russell 2000, (+18.77%), and performed similarly to the Morningstar composite average for its small cap growth category (+11.36%) for that period which consists of 719 funds. According to Morningstar*, the Fund has significantly outperformed its small cap growth peers in the three year period ending September 30, (+15.81%) per year versus (+7.59%) per year (with 652 funds in the category), and in the five year period ending September 30, (+8.64%) per year versus (+3.08%) per year (with 520 funds in the category).

BARON SMALL CAP FUND INVESTS IN SMALL CAP GROWTH COMPANIES. Small cap growth stocks continued to perform well in the 2004 fiscal year following a strong 2003 and before that a three-year bear market. The Fund has investments in companies it believes will prosper and experience substantial growth in the years ahead.

The Fund's performance was not uniform across the year. The Fund's performance followed the same pattern as the small cap market averages. Baron Small Cap Fund's performance wasstrong in the first half of the fiscal year, (+15.30%), but weak in the second half of the fiscal year, (-3.62%).

The performance of Baron Small Cap Fund was not uniform across sectors. The Fund experienced strong performance in Communications, Government Services, Medical Equipment and Recreation & Resorts. The Fund performed well with its investments in Business Services, Consulting, Health Care Facilities and Home Building. The Fund did not perform well with its investments in Consumer Products, Education and Transportation holdings.

In fiscal year 2005, the Fund will continue to invest in companies that, in our opinion, are undervalued relative to their long-term growth prospects and ability to sustain superior levels of profitability. The Fund will continue to invest in smaller "Growth Companies" that we believe have significant long-term growth prospects and can be purchased at attractive prices because their prospects, in our view, have not yet been appreciated by investors; "Fallen Angels" that we believe have strong long-term franchises but have disappointed investors with short-term results, creating a buying opportunity; and "Special Situations," including spin-offs and recapitalizations, where, in our view, lack of investor awareness creates opportunities to purchase strong businesses at attractive prices.

-----------------
* The Morningstar composites are not weighted and represent the straight average total annualized returns of each of the funds in the categories.

BARON iOPPORTUNITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT
           IN BARON iOPPORTUNITY FUND** IN RELATION TO THE S&P 500*,
               NASDAQ COMPOSITE* & MORGAN STANLEY INTERNET INDEX*

                               [Graph Omitted]

Year     Baron iOpportunity Fund**   S&P 500*    NASDAQ*    Morgan Stanley Index
--------------------------------------------------------------------------------
2/29/00     $10,000                  $10,000     $10,000      $10,000
2000          8,760                   10,582       7,820        5,798
2001          4,105                    7,760       3,191          769
2002          3,643                    6,173       2,496          503
2003          6,503                    7,673       3,805        1,050
2004          7,607                    8,737       4,039        1,072

Information Presented by Fiscal Year as of September 30



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                                                  Since
                                                Inception
                                   One Year     02/29/00
----------------------------------------------------------
Baron iOpportunity Fund **          16.98%       -5.79%
NASDAQ Composite*                    6.15%      -17.95%
S&P 500*                            13.87%       -2.90%
Morgan Stanley Internet Index*       2.10%      -38.56%

-----------------
   The Adviser believes that the Morgan Stanley Internet Index is no longer an appropriate comparison index for the Fund.

   The scope of the MOX had narrowed to approximately 20 companies primarily creating pure Internet technology, while the Fund's scope includes companies utilizing technology and the Internet. Going forward, the Adviser will use the S&P 500, which it feels is more representative of the securities in the Fund's portfolio.

* The NASDAQ Composite, the Morgan Stanley Internet Index and the S&P 500 are unmanaged indexes. The NASDAQ Composite tracks the performance of market-value weighted common stocks listed on NASDAQ; the Morgan Stanley Internet Index of actively traded, high market cap Internet stocks drawn from nine Internet subsectors; and the S&P 500 measures the performance of larger-cap equities in the stock market in general. The NASDAQ Composite is without dividends. The Morgan Stanley Internet Index, the S&P 500 and the Fund are with dividends. The inclusion of dividends positively impacts the performance results of the Fund, the Morgan Stanley Internet Index and the S&P 500.

** Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance data also does not reflect the imposition of a short-term trading fee of 1% on redemptions of the Fund's shares held for less than six months.
--------------------------------------------------------------------------------

BARON iOPPORTUNITY FUND
--------------------------------------------------------------------------------

TOP 10 HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
SEPTEMBER 30, 2004
-------------------------------------------------------------------------------
                                                                       % of Net
                                                                        Assets
-------------------------------------------------------------------------------
eBay, Inc.                                                                3.8%
Monster Worldwide, Inc.                                                   3.7%
Yahoo! Inc.                                                               3.5%
Flextronics Intl., Ltd.                                                   3.5%
E*TRADE Group, Inc.                                                       3.4%
Getty Images, Inc.                                                        3.3%
Provide Commerce, Inc.                                                    3.2%
Dell, Inc.                                                                3.1%
Qualcomm, Inc.                                                            2.9%
American Tower Corp.                                                      2.9%
-------------------------------------------------------------------------------
                                                                         33.3%
-------------------------------------------------------------------------------

                            TOP TEN INDUSTRY GROUPS
                            AS OF SEPTEMBER 30, 2004
                         (AS A PERCENTAGE OF NET ASSETS)

                               [Pie Chart Omitted]

Business Services                                          15.6%
Communications                                              9.3%
Media                                                       9.3%
Enterprise Hardware                                         7.5%
Advertising Services                                        6.2%
Financial Services-Brokerage & Exchanges                    6.1%
Consumer Services                                           5.4%
Education                                                   5.2%
Retail-Specialty Stores                                     4.6%
Cable                                                       4.1%
Other                                                      20.8%
Cash and cash equivalents                                   5.9%


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Baron iOpportunity Fund's performance was strong, +16.98%, on an absolute basis in the fiscal year ending September 30, 2004. The Fund's relative performance was also strong during this period. The S&P 500 gained 13.87% and the Nasdaq Composite gained 6.15% for year ended September 30, 2004. The Morningstar*, composite average for its mid-cap growth category (consisting of 810 funds as of September 30, 2004), to which Morningstar compares the Fund, gained 11.06% in the year ending September 30, 2004.

The market continued to recover from the three-year bear market after a strong 2003. Baron iOpportunity Fund, with its investments in technology driven companies across all sectors of the economy, outperformed the technology funds and the market in general in the year ending September 30, 2004. Baron iOpportunity Fund, like the other Baron Funds, utilizes value purchase disciplines while investing in growth companies, that we believe, have significant long term information technology opportunities.

The performance of Baron iOpportunity Fund was not uniform across the year. The Fund's performance was strong in the first half of the fiscal year, (+24.07%); but weak in the second half of the year, (-5.72%). While the Fund performed similarly to the market in the first fiscal quarter, it dramatically outperformed the market in the second quarter, and performed weakly as did the market in the second half of the fiscal year.

The performance of Baron iOpportunity Fund was not uniform across sectors. The Fund invests across industries in companies benefiting from the Internet and the rapidly changing information technology environment. The Fund realized strong gains in its investments in the Communications, Media and Business Services. The Fund was positively impacted by its investments in Advertising, Real Estate and Retail-Specialty Stores. The Fund was negatively impacted by its holdings in Consumer Products, Enterprise Hardware, Specialized Financial Services and Hotels & Lodging.

In fiscal 2005 the Fund plans to continue to invest in both new Internet-related businesses, as well as established companies, that we believe, have significant and scalable information technology growth opportunities.

--------------
* The Morningstar composites are not weighted and represent the straight average total annualized returns of each of the funds in the categories.

BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT
        IN BARON FIFTH AVENUE GROWTH FUND** IN RELATION TO THE S&P 500*

                               [Graphic Omitted]

Year               Baron Fifth Avenue Growth Fund           S&P 500
--------------------------------------------------------------------------------
04/30/04                $10,000                              $10,000
09/2004                   9,890                               10,131

Information Presented by Fiscal Year as of September 30



TOTAL RETURNS (NOT ANNUALIZED)
FOR THE PERIODS ENDED SEPTEMBER 30, 2004

                                          Since
                                        Inception
                                       04/30/2004
--------------------------------------------------
Baron Fifth Avenue Growth Fund**         -1.10%
S&P 500*                                  1.31%

---------------
* The S&P 500 is an unmanaged index that measures the performance of larger-cap equities in the stock market in general. The S&P 500 and the Fund are with dividends. The inclusion of dividends positively impacts the performance results of the Fund and the S&P 500.

** Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
--------------------------------------------------------------------------------

BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------

TOP 10 HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
SEPTEMBER 30, 2004
-------------------------------------------------------------------------------
                                                                      % of Net
                                                                        Assets
-------------------------------------------------------------------------------
Countrywide Financial Corp.                                              2.4%
XTO Energy, Inc.                                                         2.3%
International Game Technology                                            2.3%
Flextronics Intl., Ltd.                                                  2.2%
Yahoo! Inc.                                                              2.1%
Kinder Morgan, Inc.                                                      2.1%
Carnival Corp.                                                           2.1%
Qualcomm, Inc.                                                           2.1%
Accenture, Ltd.                                                          2.1%
MGM Mirage, Inc.                                                         2.0%
-------------------------------------------------------------------------------
                                                                        21.7%
-------------------------------------------------------------------------------



                            TOP TEN INDUSTRY GROUPS
                            AS OF SEPTEMBER 30, 2004
                         (AS A PERCENTAGE OF NET ASSETS)

                               [Pie Chart Omitted]

Retail-Specialty Stores                                             9.1%
Media                                                               8.8%
Retail-Consumer Staples                                             7.2%
Business Services                                                   5.6%
Energy & Energy Services                                            4.4%
Enterprise Hardware                                                 4.3%
Financial Services-Insurance                                        4.2%
Recreation and Resorts                                              4.1%
Pharmaceutical                                                      3.9%
Healthcare Services-Insurance                                       3.6%
Other                                                              36.3%
Cash and cash equivalents                                           8.5%


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Baron Fifth Avenue Growth Fund was launched on April 30, 2004. In its initial stub quarter it gained 0.10% and lagged the S&P 500 Index which gained 3.33% in the two months ending June 30, 2004. In the fiscal fourth quarter the Fund lost 1.20% while the S&P 500 Index lost 1.96%.

Baron Fifth Avenue Growth Fund's performance was not uniform across industry sectors. The Fund has performed well with its investments in Advertising, Communication Equipment, Energy, Financial Services/Miscellaneous, Recreation & Resorts and Real Estate holdings. The Fund was negatively impacted by its investments in Education, Enterprise Hardware and Pharmaceutical investments.

Baron Fifth Avenue Growth Fund is a long term investor in what, we believe, are some of the best companies in America. The Fund is invested in larger companies which, we believe, have significant growth opportunities. We believe the stocks of these businesses are selling at attractive prices relative to their long term prospects. As the investment world continues to focus on short term events and short term company fundamentals, we believe, the Fund will be able to achieve above average rates of return by opportunistically purchasing what, we believe, are great companies at attractive prices when short term results are not indicative of long term business prospects.

While the Fund is less than six months old we are pleased with its launch. The Fund is fully invested and has been performing well in recent months. We are cautiously optimistic that fiscal 2005 will prove to be a good year for Baron Fifth Avenue Growth Fund.

BARON FUNDS
--------------------------------------------------------------------------------

FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

     As a shareholder of the Fund, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Transaction costs, as in the case of Baron iOpportunity Fund, may include redemption fees. The information on this page is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This Example is based on an investment of $1,000 invested on April 1, 2004 and held for the six months ended September 30, 2004.

ACTUAL EXPENSES

     The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled "Expenses Paid During the Period".

BASED ON ACTUAL TOTAL RETURN*

                                                                                                   EXPENSES
                                                                                    ANNUALIZED       PAID
                                   ACTUAL TOTAL     BEGINNING      ENDING ACCOUNT    EXPENSES     DURING THE
                                      RETURN      ACCOUNT VALUE        VALUE          RATIOS       PERIOD #
                                   ------------   -------------    --------------   ----------    ----------
BARON ASSET FUND                       1.46%          $1,000           $1,015          1.33%        $6.70
BARON GROWTH FUND                      2.37%           1,000            1,024          1.34%         6.78
BARON SMALL CAP FUND                  -3.62%           1,000              964          1.34%         6.58
BARON iOPPORTUNITY FUND               -5.72%           1,000              943          1.50%         7.29
BARON FIFTH AVENUE GROWTH FUND+       -1.10%           1,000              989          1.40%         5.82

---------------
* For the six months ended September 30, 2004. Assumes all reinvestment of dividends and capital gain distributions, if any.
# Expenses are equal to each Fund's respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.
+ For the period April 30, 2004 (Commencement of Operations) to September 30, 2004.

BARON FUNDS
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN*

                                                                                                       EXPENSES
                                   HYPOTHETICAL     BEGINNING            ENDING         ANNUALIZED       PAID
                                    ANNUALIZED    ACCOUNT VALUE      ACCOUNT VALUE       EXPENSES     DURING THE
                                   TOTAL RETURN   APRIL 1, 2004    SEPTEMBER 30, 2004     RATIOS       PERIOD #
                                   ------------   -------------    ------------------   ----------    ----------
BARON ASSET FUND                       5.00%          $1,000             $1,018            1.33%        $6.71
BARON GROWTH FUND                      5.00%           1,000              1,018            1.34%         6.76
BARON SMALL CAP FUND                   5.00%           1,000              1,018            1.34%         6.76
BARON iOPPORTUNITY FUND                5.00%           1,000              1,018            1.50%         7.57
BARON FIFTH AVENUE GROWTH FUND+        5.00%           1,000              1,015            1.40%         5.90

---------------
*   For the six months ended September 30, 2004.
# Expenses are equal to each Fund's respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.
+ For the period April 30, 2004 (Commencement of Operations) to September 30, 2004.

BARON ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2004

   Shares                                                       Cost             Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (97.92%)
-------------------------------------------------------------------------------------------
             BUSINESS SERVICES (12.84%)
  350,000    Brown & Brown, Inc.                           $   13,121,847    $   15,995,000
4,600,000    ChoicePoint, Inc.*#                               53,405,887       196,190,000
  450,000    Iron Mountain, Inc.*                              11,049,990        15,232,500
1,150,000    Robert Half Intl., Inc.*                           1,202,006        29,635,500
                                                           --------------    --------------
                                                               78,779,730       257,053,000
             CONSULTING (1.83%)
1,000,000    Hewitt Associates, Inc.*                          24,669,272        26,460,000
  140,000    Moody's Corp.                                      7,256,123        10,255,000
                                                           --------------    --------------
                                                               31,925,395        36,715,000
             CONSUMER SERVICES (1.43%)
  225,000    H&R Block, Inc.                                    9,513,606        11,119,500
  450,000    Weight Watchers Intl., Inc.*                      12,953,988        17,469,000
                                                           --------------    --------------
                                                               22,467,594        28,588,500
             EDUCATION (7.81%)
1,450,000    Apollo Group, Inc., Cl A*                         14,614,607       106,386,500
1,000,000    DeVry, Inc.*                                       2,392,707        20,710,000
1,100,000    Education Mgmt. Corp.*                             6,886,519        29,304,000
                                                           --------------    --------------
                                                               23,893,833       156,400,500
             ENERGY SERVICES (5.69%)
  325,000    Premcor, Inc.*                                    11,157,824        12,512,500
  500,000    Seacor Holdings, Inc.*                            14,322,278        23,375,000
2,400,000    XTO Energy, Inc.                                  27,970,775        77,952,000
                                                           --------------    --------------
                                                               53,450,877       113,839,500
             FINANCIAL SERVICES -
             ASSET MANAGEMENT (1.06%)
  275,000    Eaton Vance Corp.                                 10,246,348        11,107,250
  200,000    T. Rowe Price Group, Inc.                          9,739,136        10,188,000
                                                           --------------    --------------
                                                               19,985,484        21,295,250
             FINANCIAL SERVICES - BANKING (2.21%)
  800,000    Commerce Bancorp, Inc.                            44,069,440        44,160,000

             FINANCIAL SERVICES -
             BROKERAGE AND EXCHANGES (6.89%)
9,400,000    Charles Schwab Corp.                              23,571,677        86,386,000
  320,000    Chicago Mercantile Exchange
              Holdings, Inc.                                   23,540,404        51,616,000
                                                           --------------    --------------
                                                               47,112,081       138,002,000
             FINANCIAL SERVICES - INSURANCE (3.70%)
1,000,000    Arch Capital Group, Ltd.*                         33,841,383        38,940,000
1,350,000    Axis Capital Holdings, Ltd.                       34,853,219        35,100,000
                                                           --------------    --------------
                                                               68,694,602        74,040,000
             FINANCIAL SERVICES - MISCELLANEOUS (1.51%)
  300,000    First Marblehead Corp.*                           11,680,677        13,920,000
  115,000    The Student Loan Corp.                            16,218,589        16,301,250
                                                           --------------    --------------
                                                               27,899,266        30,221,250
             GAMING SERVICES (0.27%)
  150,000    International Game Technology                      3,316,841         5,392,500
             HEALTHCARE FACILITIES (3.20%)
  800,000    Community Health Systems, Inc.*                   20,710,259        21,344,000
1,425,000    Manor Care, Inc.                                  30,442,203        42,693,000
                                                           --------------    --------------
                                                               51,152,462        64,037,000
             HEALTHCARE PRODUCTS (3.28%)
  530,000    DENTSPLY International, Inc.                      22,808,877        27,528,200
  360,000    Henry Schein, Inc.*                               20,425,894        22,431,600
  200,000    Zimmer Holdings, Inc.*                             6,087,903        15,808,000
                                                           --------------    --------------
                                                               49,322,674        65,767,800

   Shares                                                       Cost             Value
-------------------------------------------------------------------------------------------
             HEALTHCARE SERVICES (2.66%)
  400,000    Caremark Rx, Inc.*                            $    8,628,525    $   12,828,000
  500,000    Charles River Laboratories
              Intl., Inc.*                                     14,951,698        22,900,000
  300,000    Fisher Scientific Intl., Inc*                     17,341,334        17,499,000
                                                           --------------    --------------
                                                               40,921,557        53,227,000
             HEALTHCARE SERVICES - INSURANCE (2.61%)
  600,000    Anthem, Inc.*                                     33,488,049        52,350,000
             HOME BUILDING (3.15%)
   64,000    NVR, Inc.*                                        22,534,495        35,264,000
  600,000    Toll Brothers, Inc.*                              24,270,884        27,798,000
                                                           --------------    --------------
                                                               46,805,379        63,062,000
             HOTELS AND LODGING (3.58%)
  800,000    Choice Hotels Intl., Inc.                          8,329,220        46,072,000
  400,000    Four Seasons Hotels, Inc.                         10,216,158        25,640,000
                                                           --------------    --------------
                                                               18,545,378        71,712,000
             INFORMATION SERVICES (0.43%)
  240,000    NAVTEQ Corp.*                                      7,183,821         8,553,600
             MEDIA (2.78%)
  480,000    Cox Radio, Inc., Cl A*                             2,930,292         7,161,600
  260,000    Radio One, Inc., Cl A*                             2,068,065         3,715,400
  500,000    Radio One, Inc., Cl D*                             3,360,585         7,115,000
1,000,000    Saga Comm., Inc., Cl A*#                           4,282,731        16,950,000
  360,000    Univision Comm., Inc., Cl A*                       2,737,466        11,379,600
  300,000    XM Satellite Radio Holdings,
              Inc., Cl A*                                       6,673,739         9,306,000
                                                           --------------    --------------
                                                               22,052,878        55,627,600
             REAL ESTATE SERVICES (3.37%)
  314,000    Alexander's, Inc.*#                               20,453,936        62,517,400
  141,844    Corrections Corp. of America*                          1,418         5,015,604
                                                           --------------    --------------
                                                               20,455,354        67,533,004
             RECREATION AND RESORTS (14.60%)
2,400,000    Kerzner Intl., Ltd.*#                             77,808,281       105,528,000
3,000,000    Vail Resorts, Inc.*#                              61,273,805        54,210,000
1,178,600    Wynn Resorts, Ltd.*                               16,159,795        60,921,834
1,459,408    Wynn Resorts, Ltd.*@                              30,030,772        71,664,960
                                                           --------------    --------------
                                                              185,272,653       292,324,794
             RESTAURANTS (1.08%)
  500,000    The Cheesecake Factory, Inc.*                     15,604,748        21,700,000
             RETAIL - CONSUMER STAPLES (2.06%)
  480,000    Whole Foods Market, Inc.                          23,163,847        41,179,200
             RETAIL - SPECIALTY STORES (5.22%)
1,500,000    Dollar Tree Stores, Inc.*                         10,065,955        40,425,000
  800,000    Ethan Allen Interiors, Inc.                       22,610,641        27,800,000
1,000,000    Polo Ralph Lauren Corp.,
              Cl A                                             19,737,919        36,370,000
                                                           --------------    --------------
                                                               52,414,515       104,595,000
             TRANSPORTATION (2.51%)
  750,000    C. H. Robinson Worldwide,
              Inc.                                             27,854,391        34,792,500
  300,000    Expeditors Intl. of
              Washington, Inc.                                 13,852,823        15,510,000
                                                           --------------    --------------
                                                               41,707,214        50,302,500
             UTILITY SERVICES (2.15%)
2,100,000    Southern Union Co.*                               27,564,041        43,050,000
                                                           --------------    --------------
TOTAL COMMON STOCKS                                         1,057,249,713     1,960,728,998
                                                           --------------    --------------


                       See Notes to Financial Statements.

BARON ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2004

    Shares                                                       Cost             Value
--------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.49%)
--------------------------------------------------------------------------------------------
              EDUCATION (0.04%)
   105,264    Apollo International, Inc.
               S-A CV Pfd.*@#                               $    2,000,016    $      849,996
              HEALTHCARE SERVICES (0.45%)
     5,753    Somerford Corp. S-A Conv.
               Pfd.* @                                           9,000,000         8,999,993
                                                            --------------    --------------
TOTAL CONVERTIBLE PREFERRED STOCKS                              11,000,016         9,849,989
                                                            --------------    --------------
 -------------------------------------------------------------------------------------------
WARRANTS (0.08%)

              REAL ESTATE SERVICES
    70,922    Corrections Corporation of
               America Warrants Exp
               09/29/2005*@                                              0         1,507,802
                                                            --------------    --------------
 Principal
    Amount
 -------------------------------------------------------------------------------------------
CORPORATE BONDS (0.15%)

              HEALTHCARE SERVICES
$3,000,000    Somerford Corp. 8.50%
               Sub. Conv. Deb. due
               04/23/2006@                                       3,000,000         3,000,000
                                                            --------------    --------------
 -------------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (1.97%)

24,500,624    Exxon Asset Management Co.
               1.50% due 10/01/2004                             24,500,624        24,500,624
14,999,375    UBS Finance 1.50%
               due 10/01/2004                                   14,999,375        14,999,375
                                                            --------------    --------------
TOTAL SHORT TERM MONEY MARKET
 INSTRUMENTS                                                    39,499,999        39,499,999
                                                            --------------    --------------
TOTAL INVESTMENTS (100.61%)                                 $1,110,749,728     2,014,586,788
                                                            ==============
LIABILITIES LESS CASH AND
 OTHER ASSETS (-0.61%)                                                           (12,193,952)

                                                                              --------------
NET ASSETS (EQUIVALENT TO $47.89 PER
 SHARE BASED ON 41,812,162 SHARES OF
 BENEFICIAL INTEREST OUTSTANDING)                                             $2,002,392,836
                                                                              ==============

---------------
%   Represents percentage of net assets
@   Restricted securities
#   Issuers that may be deemed to be "affiliated"
*   Non-income producing securities
                       See Notes to Financial Statements.

BARON GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2004

   Shares                                                      Cost           Value
---------------------------------------------------------------------------------------
COMMON STOCKS (91.49%)
---------------------------------------------------------------------------------------
             ADVERTISING SERVICES (0.92%)
  350,000    Getty Images, Inc.*                          $   7,538,649   $  19,355,000
  375,000    Harte-Hanks, Inc.                                6,046,351       9,378,750
                                                           ------------    ------------
                                                             13,585,000      28,733,750
             APPAREL (1.06%)
1,200,000    Carter's, Inc.*                                 31,479,913      33,228,000
             BUSINESS SERVICES (3.46%)
  300,000    Brown & Brown, Inc.                              9,830,330      13,710,000
1,600,000    ChoicePoint, Inc.*                              35,852,211      68,240,000
  600,000    Equinix, Inc.*                                  17,862,441      18,462,000
  525,000    Gevity HR, Inc.                                 11,334,651       8,074,500
                                                           ------------    ------------
                                                             74,879,633     108,486,500
             CHEMICAL (1.20%)
1,600,000    Symyx Technologies, Inc.*                       25,434,814      37,680,000
             COMMUNICATIONS (2.27%)
3,000,000    American Tower Corp., Cl A*                     13,344,607      46,050,000
  800,000    Crown Castle Intl., Corp.*                       3,043,909      11,904,000
1,872,500    SBA Communications Corp.*                        7,261,559      13,107,500
                                                           ------------    ------------
                                                             23,650,075      71,061,500
             CONSULTING (1.43%)
2,600,000    Exult, Inc.*                                    13,849,625      13,676,000
  800,000    Hewitt Associates, Inc.*                        18,618,001      21,168,000
  600,000    LECG Corp.*                                     12,477,679      10,146,000
                                                           ------------    ------------
                                                             44,945,305      44,990,000
             EDUCATION (5.94%)
  150,000    Apollo Group, Inc., Cl A*                          941,632      11,005,500
2,250,000    DeVry, Inc.*                                    38,434,008      46,597,500
  850,000    Education Mgmt. Corp.*                          10,241,611      22,644,000
  620,000    Strayer Education, Inc.                         49,540,891      71,306,200
1,150,000    Universal Technical Institute, Inc.*            31,350,206      34,707,000
                                                           ------------    ------------
                                                            130,508,348     186,260,200
             ENERGY SERVICES (5.71%)
2,200,000    Encore Acquisition Co.*#                        55,411,065      75,900,000
1,000,000    FMC Technologies, Inc.*                         22,078,370      33,400,000
1,275,000    Premcor, Inc.*                                  28,186,806      49,087,500
  440,000    Seacor Holdings, Inc.*                          17,768,097      20,570,000
                                                           ------------    ------------
                                                            123,444,338     178,957,500
             FINANCIAL SERVICES - ASSET MANAGEMENT
             (2.22%)
  350,000    BlackRock, Inc., Cl A                            7,036,572      25,721,500
  609,400    Cohen & Steers, Inc.                             7,936,914       9,409,136
  325,000    Eaton Vance Corp.                               11,290,146      13,126,750
  299,000    Gabelli Asset Mgmt., Inc., Cl A                  4,438,566      12,812,150
  290,000    Nuveen Investments, Inc.                         7,748,686       8,584,000
                                                           ------------    ------------
                                                             38,450,884      69,653,536
             FINANCIAL SERVICES - BANKING (0.76%)
  516,300    First Republicbank Corp.                        23,618,963      23,749,800
             FINANCIAL SERVICES -
             BROKERAGE & EXCHANGES (4.76%)
  600,000    Chicago Mercantile Exchange
              Holdings, Inc.                                 38,776,983      96,780,000
1,300,000    eSpeed, Inc., Cl A*                             18,992,933      12,779,000
1,150,000    Jefferies Group, Inc.                           24,295,100      39,640,500
                                                           ------------    ------------
                                                             82,065,016     149,199,500
             FINANCIAL SERVICES - INSURANCE (2.05%)
1,650,000    Arch Capital Group, Ltd.*#                      51,045,431      64,251,000

   Shares                                                      Cost           Value
---------------------------------------------------------------------------------------
             FINANCIAL SERVICES - MISCELLANEOUS (3.10%)
1,000,000    CheckFree Corp.*                              $ 18,042,917    $ 27,670,000
1,500,000    First Marblehead Corp.*                         44,501,122      69,600,000
                                                           ------------    ------------
                                                             62,544,039      97,270,000
             FOOD AND AGRICULTURE (0.26%)
  225,000    Ralcorp Hldgs., Inc.*                            5,144,891       8,122,500
             GAMING SERVICES (0.12%)
  200,000    Scientific Games Corp.*                          3,331,071       3,820,000
             GOVERNMENT SERVICES (1.29%)
1,100,000    Anteon Intl., Corp.*                            32,750,117      40,315,000
             HEALTHCARE FACILITIES (4.80%)
2,200,000    Community Health Systems, Inc.*                 55,160,341      58,696,000
1,800,000    Manor Care, Inc.                                33,815,991      53,928,000
1,100,000    United Surgical Partners Intl., Inc.*           23,181,527      37,785,000
                                                           ------------    ------------
                                                            112,157,859     150,409,000
             HEALTHCARE PRODUCTS (2.94%)
  775,000    DepoMed, Inc.*                                   5,286,714       4,045,500
2,000,000    Edwards Lifesciences Corp.*                     59,602,587      67,000,000
  200,000    Flamel Technologies S.A.*                        3,756,746       2,934,000
  380,000    INAMED Corp.*                                   17,467,474      18,114,600
                                                           ------------    ------------
                                                             86,113,521      92,094,100
             HEALTHCARE SERVICES (3.89%)
1,600,000    Charles River Laboratories Intl., Inc.*         47,564,788      73,280,000
  800,000    First Health Group Corp.*                       13,363,302      12,872,000
  215,000    Inveresk Research Group, Inc.*                   4,742,000       7,931,350
1,575,000    Odyssey Healthcare, Inc.*                       25,327,143      27,956,250
                                                           ------------    ------------
                                                             90,997,233     122,039,600
             HEALTHCARE SERVICES-INSURANCE (5.58%)
1,900,000    AMERIGROUP Corp.*#                              70,530,101     106,875,000
1,600,000    Centene Corp.*#                                 30,065,539      68,128,000
                                                           ------------    ------------
                                                            100,595,640     175,003,000
             HOME BUILDING (1.40%)
  150,000    Brookfield Homes Corp.                           1,213,559       3,952,500
1,000,000    Hovnanian Enterprises, Inc.*                    27,153,147      40,100,000
                                                           ------------    ------------
                                                             28,366,706      44,052,500
             HOTELS AND LODGING (4.02%)
  800,000    Choice Hotels Intl., Inc.                        9,354,699      46,072,000
1,250,000    Four Seasons Hotels, Inc.                       37,489,146      80,125,000
                                                           ------------    ------------
                                                             46,843,845     126,197,000
             MEDIA (3.65%)
  770,000    Citadel Broadcasting Corp.*                     13,883,707       9,871,400
1,100,000    Cumulus Media, Inc.*                            19,478,976      15,829,000
  500,000    Entravision Comm. Corp., Cl A*                   2,952,986       3,805,000
1,250,000    Gray Television, Inc.                           10,312,500      14,875,000
2,000,000    LIN TV Corp., Cl A*                             43,977,344      38,960,000
  250,000    Radio One, Inc., Cl A*                           2,371,787       3,572,500
  980,000    Radio One, Inc., Cl D*                          11,388,696      13,945,400
  800,000    Saga Comm., Inc., Cl A*                          7,404,392      13,560,000
                                                           ------------    ------------
                                                            111,770,388     114,418,300
             MEDICAL EQUIPMENT (0.32%)
  410,000    Intuitive Surgical, Inc.*                        6,650,173      10,147,500
             PRINTING AND PUBLISHING (0.74%)
  500,000    Information Holdings, Inc.*                      9,997,649      13,615,000
  375,000    ProQuest Co.*                                   10,009,425       9,637,500
                                                           ------------    ------------
                                                             20,007,074      23,252,500


                       See Notes to Financial Statements.

BARON GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2004

   Shares                                                       Cost             Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------
             REAL ESTATE SERVICES (1.87%)
   75,000    Alexander's, Inc.*                            $    5,683,588    $   14,932,500
1,285,000    CB Richard Ellis Group, Inc.*                     24,890,025        29,683,500
  225,000    LNR Property Corp.                                 9,074,405        13,929,750
                                                           --------------    --------------
                                                               39,648,018        58,545,750
             RECREATION AND RESORTS (11.48%)
  135,000    Ameristar Casinos, Inc.                            3,946,644         4,083,750
  125,000    Boyd Gaming Corp.                                  3,213,268         3,518,750
  525,000    Gaylord Entertainment Co.*                        15,225,311        16,275,000
1,275,000    Isle of Capri Casinos, Inc.*                      26,471,095        24,696,750
1,800,000    Kerzner Intl., Ltd.*#                             49,095,087        79,146,000
1,760,000    Station Casinos, Inc.                             40,877,216        86,310,400
1,250,000    Vail Resorts, Inc.*                               21,897,070        22,587,500
  537,677    Wynn Resorts, Ltd.*@                              11,063,956        26,402,898
1,878,600    Wynn Resorts, Ltd.*                               25,393,808        97,104,834
                                                           --------------    --------------
                                                              197,183,455       360,125,882
             RESTAURANTS (5.38%)
  750,000    Panera Bread Co., Cl A*                           25,159,032        28,155,000
  450,000    Peet's Coffee & Tea, Inc.*                         8,320,843        10,525,500
1,250,000    P.F. Chang's China Bistro, Inc.*                  58,814,683        60,612,500
1,600,000    The Cheesecake Factory, Inc.*                     51,421,500        69,440,000
                                                           --------------    --------------
                                                              143,716,058       168,733,000
             RETAIL - SPECIALTY STORES (5.95%)
  750,000    Blue Nile, Inc.*                                  22,558,368        25,260,000
  800,000    Cabela's, Inc.*                                   20,527,992        19,080,000
1,650,000    CarMax, Inc.*                                     34,948,928        35,557,500
  310,000    Dick's Sporting Goods, Inc.*                       9,833,431        11,042,200
  600,000    Dollar Tree Stores, Inc.*                          7,884,538        16,170,000
  550,000    Ethan Allen Interiors, Inc.                       14,286,910        19,112,500
  900,000    Petco Animal Supplies, Inc.*                      17,449,210        29,394,000
1,700,000    Select Comfort Corp.*                             36,014,112        30,940,000
                                                           --------------    --------------
                                                              163,503,489       186,556,200
             SOFTWARE (0.71%)
  500,000    Kronos, Inc.*                                      7,446,852        22,145,000
             TRANSPORTATION (1.20%)
1,000,000    Genesee & Wyoming, Inc.*                          22,137,797        25,320,000
  210,000    Landstar System, Inc.*                             9,307,733        12,322,800
                                                           --------------    --------------
                                                               31,445,530        37,642,800
             UTILITY SERVICES (1.01%)
1,549,999    Southern Union Co.*                               19,474,294        31,774,979
                                                           --------------    --------------
TOTAL COMMON STOCKS                                         1,972,797,973     2,868,915,897
                                                           --------------    --------------
-------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.25%)
-------------------------------------------------------------------------------------------
             PHARMACEUTICAL
  750,000    Reliant Pharmaceuticals LLC
              Series D @                                       15,000,000         7,500,000
                                                           --------------    --------------

Principal Amount                                                  Cost             Value
---------------------------------------------------------------------------------------------
CORPORATE BONDS (2.01%)
---------------------------------------------------------------------------------------------
               HOME BUILDING (0.02%)
$   675,000    Brookfield Homes Corp. 12.00%
                Sr. Sub. NT due 06/30/2020                   $      675,000    $      699,469
               RECREATION AND RESORTS (1.99%)
 26,000,000    Wynn Resorts 6.00%
                Sub. Conv. Deb.
                due 07/15/2015                                   25,390,244        62,465,000
                                                             --------------    --------------
                                                                 26,065,244        63,164,469
                                                             --------------    --------------
---------------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (5.55%)
---------------------------------------------------------------------------------------------
  4,007,083    Exxon Asset Mgmt. Co. 1.50%
                due 10/01/2004                                    4,007,083         4,007,083
169,992,917    UBS Finance 1.50%
                due 10/01/2004                                  169,992,917       169,992,917
                                                             --------------    --------------
TOTAL SHORT TERM MONEY MARKET
 INSTRUMENTS                                                    174,000,000       174,000,000
                                                             --------------    --------------
TOTAL INVESTMENTS (99.30%)                                   $2,187,863,217     3,113,580,366
                                                             ==============
CASH AND OTHER ASSETS
 LESS LIABILITIES (0.70%)                                                          22,023,593
                                                                               --------------
NET ASSETS (EQUIVALENT TO $38.92 PER
 SHARE BASED ON 80,567,272 SHARES OF
 BENEFICIAL INTEREST OUTSTANDING)                                              $3,135,603,959
                                                                               ==============

---------------
%   Represents percentage of net assets
@   Restricted securities
*   Non-income producing securities
#   Issuers that may be deemed to be "affiliated"


                       See Notes to Financial Statements.

BARON SMALL CAP FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2004

   Shares                                                      Cost           Value
---------------------------------------------------------------------------------------
COMMON STOCKS (91.08%)
---------------------------------------------------------------------------------------
             ADVERTISING SERVICES (1.52%)
  550,000    R.H. Donnelley Corp.*                         $ 16,121,330    $ 27,148,000
             BUILDING MATERIALS (3.10%)
  800,000    Eagle Materials, Inc., Cl B                     47,231,684      55,200,000
             BUSINESS SERVICES (4.89%)
  725,000    ChoicePoint, Inc.*                               6,949,762      30,921,250
  500,000    First Advantage Corp., Cl A*                     9,626,422       8,030,000
  963,100    Infocrossing, Inc.*                              8,665,967      15,231,426
  975,000    Iron Mountain, Inc.*                            10,010,523      33,003,750
                                                           ------------    ------------
                                                             35,252,674      87,186,426
             COMMUNICATIONS (8.34%)
5,550,000    Alamosa Hldgs, Inc.*                            32,186,799      42,402,000
3,350,000    American Tower Corp.*                           19,090,630      51,422,500
  550,000    Arch Wireless, Inc., CL A*                       9,667,063      15,801,500
  225,000    Metrocall Holdings, Inc.*                       14,659,014      14,591,250
1,500,000    SBA Communications Corp.*                        6,109,973      10,500,000
3,500,000    UbiquiTel, Inc.*                                13,096,692      14,000,000
                                                           ------------    ------------
                                                             94,810,171     148,717,250
             CONSULTING (2.51%)
  275,000    Corporate Executive Board Co.*                   4,596,431      16,841,000
1,650,000    LECG Corp.*#                                    32,939,131      27,901,500
                                                           ------------    ------------
                                                             37,535,562      44,742,500
             CONSUMER PRODUCTS (2.81%)
1,300,000    Digital Theater Systems, Inc.*#                 28,363,801      23,725,000
  500,000    Equity Marketing, Inc.*#                         7,064,357       4,870,000
1,000,000    NBTY, Inc.*                                     20,098,569      21,560,000
                                                           ------------    ------------
                                                             55,526,727      50,155,000
             CONSUMER SERVICES (0.65%)
  300,000    Weight Watchers Intl., Inc.*                     8,701,916      11,646,000
             EDUCATION (10.05%)
  500,000    Apollo Group, Inc., Cl A*                        4,269,664      36,685,000
1,750,000    Career Education Corp.*                          3,986,205      49,752,500
  475,000    Educate, Inc. *                                  5,452,417       5,600,250
1,000,000    SkillSoft PLC*                                   4,358,448       6,690,000
  375,000    Strayer Education, Inc.                         30,291,218      43,128,750
1,225,700    Universal Technical Institute, Inc.*            36,549,066      36,991,626
                                                           ------------    ------------
                                                             84,907,018     178,848,126
             ENERGY SERVICES (0.34%)
  500,000    Energy Savings Income Fund                       5,095,420       6,001,900
             FINANCIAL SERVICES - ASSET MANAGEMENT
             (0.60%)
  250,000    Gabelli Asset Mgmt., Inc., Cl A                  4,356,166      10,712,500
             FINANCIAL SERVICES - INSURANCE (0.44%)
  200,000    Arch Capital Group, Ltd.*                        5,515,966       7,788,000
             GOVERNMENT SERVICES (5.90%)
1,200,000    Anteon Intl., Corp.*                            30,668,294      43,980,000
  526,000    Cogent, Inc.*                                    8,501,569       9,583,720
  656,500    FLIR Systems, Inc.*                             23,700,312      38,405,250
  700,000    Mantech Intl. Corp.*                            12,035,637      13,104,000
                                                           ------------    ------------
                                                             74,905,812     105,072,970
             HEALTH CARE FACILITIES (2.41%)
1,250,000    United Surgical Partners Intl., Inc.*           22,780,745      42,937,500
             HEALTH CARE PRODUCTS (1.87%)
  700,000    INAMED Corp.*                                   33,584,626      33,369,000
             HEALTH CARE SERVICES (1.81%)
  750,000    NeighborCare, Inc.*                             14,193,298      19,012,500
  750,000    Odyssey Healthcare, Inc.*                       12,231,119      13,312,500
                                                           ------------    ------------
                                                             26,424,417      32,325,000

   Shares                                                      Cost           Value
---------------------------------------------------------------------------------------
             HOME BUILDING (1.83%)
1,050,000    Brookfield Homes Corp.                        $ 20,854,021    $ 27,667,500
  474,000    Champion Enterprises, Inc.*                      3,398,383       4,877,460
                                                           ------------    ------------
                                                             24,252,404      32,544,960
             INFORMATION SERVICES (0.35%)
  175,000    NAVTEQ Corp.*                                    3,850,000       6,237,000
             LEISURE (1.51%)
  651,300    Marinemax, Inc.*                                15,846,889      14,667,276
1,000,000    World Wrestling Entertainment, Inc.             12,106,575      12,220,000
                                                           ------------    ------------
                                                             27,953,464      26,887,276
             MANUFACTURING (1.17%)
  300,000    Actuant Corp., Cl A*                             4,844,697      12,363,000
  343,700    Measurement Specialties, Inc. *                  8,475,915       8,540,945
                                                           ------------    ------------
                                                             13,320,612      20,903,945
             MEDIA (6.39%)
  900,000    AMC Entertainment, Inc.*                         7,314,392      17,226,000
1,000,000    Cumulus Media, Inc.*                            15,731,181      14,390,000
  401,100    DakTronics, Inc.*                                9,191,759       9,806,895
1,350,000    Gray Television, Inc.                           11,348,508      16,065,000
  800,000    LIN TV Corp., Cl A*                             17,526,021      15,584,000
1,900,000    Radio One, Inc., Cl D*                          20,592,796      27,037,000
  380,000    Regal Entertainment Group, Cl A                  4,528,833       7,258,000
  325,000    Westwood One, Inc.*                              3,497,838       6,425,250
                                                           ------------    ------------
                                                             89,731,328     113,792,145
             MEDICAL EQUIPMENT (4.57%)
1,987,500    Immucor, Inc.*#                                 20,120,270      49,190,625
  750,000    Intuitive Surgical, Inc.*                       11,321,688      18,562,500
  525,000    Kensey Nash Corp.*                              17,121,907      13,749,750
                                                           ------------    ------------
                                                             48,563,865      81,502,875
             PHARMACEUTICAL (0.32%)
  275,000    Noven Pharmaceutical, Inc.                       3,288,765       5,731,000
             PRINTING AND PUBLISHING (3.64%)
  750,000    Bowne & Co., Inc.                               12,951,607       9,742,500
  400,000    Information Holdings, Inc.*                      5,489,320      10,892,000
1,500,000    Interactive Data Corp.*                         22,596,629      28,230,000
  625,000    ProQuest Co.*                                   15,858,706      16,062,500
                                                           ------------    ------------
                                                             56,896,262      64,927,000
             REAL ESTATE SERVICES (1.61%)
1,500,000    Countrywide PLC                                  8,648,397       8,495,100
  325,000    LNR Property Corp.                              10,842,681      20,120,750
                                                           ------------    ------------
                                                             19,491,078      28,615,850
             RECREATION AND RESORTS (6.26%)
1,400,000    Gaylord Entertainment Co.*                      41,624,725      43,400,000
  550,000    Kerzner Intl., Ltd.*                            13,662,714      24,183,500
  850,000    Wynn Resorts, Ltd.*                             12,016,631      43,936,500
                                                           ------------    ------------
                                                             67,304,070     111,520,000
             RESTAURANTS (5.11%)
1,000,000    CKE Restaurants, Inc.*                           6,743,689      11,050,000
  750,000    Krispy Kreme Doughnuts, Inc.*                   13,636,878       9,495,000
  900,000    Panera Bread Co., Cl A*                         29,102,737      33,786,000
  200,000    P.F. Chang's China Bistro, Inc.*                 8,574,459       9,698,000
  625,000    The Cheesecake Factory, Inc.*                   19,254,684      27,125,000
                                                           ------------    ------------
                                                             77,312,447      91,154,000


                       See Notes to Financial Statements.

BARON SMALL CAP FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2004

   Shares                                                       Cost             Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------
             RETAIL - SPECIALTY STORES (8.25%)
  650,000    99 Cents Only Stores*                         $   15,833,733    $    9,249,500
  500,000    Aeropostale, Inc.*                                 2,259,604        13,100,000
  750,000    Casual Male Retail Group, Inc.*@#                  3,187,420         3,930,000
  407,503    Casual Male Retail Group, Inc.*#                   2,173,692         2,135,316
  350,000    Design Within Reach, Inc.*                         5,449,697         6,016,500
  350,000    Dollar Tree Stores, Inc.*                          6,476,891         9,432,500
1,500,000    Hot Topic, Inc.*                                  25,479,344        25,560,000
  800,000    Kenneth Cole Productions, Inc., Cl A              17,156,673        22,512,000
  900,000    Provide Commerce, Inc.*#                          17,970,834        18,801,000
1,250,000    Quiksilver, Inc.*                                 17,592,671        31,775,000
  250,000    Select Comfort Corp.*                              4,630,363         4,550,000
                                                           --------------    --------------
                                                              118,210,922       147,061,816
             TRANSPORTATION (2.83%)
  650,000    JetBlue Airways Corp.*                            11,502,058        13,598,000
  500,000    Republic Airways Holdings, Inc.*                   6,559,801         4,495,000
3,100,000    Westjet Airlines, Ltd*                            30,859,041        32,422,280
                                                           --------------    --------------
                                                               48,920,900        50,515,280
                                                           --------------    --------------
TOTAL COMMON STOCKS                                         1,151,846,351     1,623,243,319
                                                           --------------    --------------
-------------------------------------------------------------------------------------------
WARRANTS (0.26%)
-------------------------------------------------------------------------------------------
             BUSINESS SERVICES (0.10%)
  222,575    Infocrossing, Inc.
              Warrants Exp 10/16/2008*@                            31,784         1,769,471
                                                           --------------    --------------
             RETAIL - SPECIALTY STORES (0.16%)
1,407,353    Casual Male Retail Group, Inc.
              Warrants Exp 04/26/2007*@#                        2,117,150         2,745,750
  100,000    Casual Male Retail Group, Inc.
              Warrants Exp 07/02/2010*@#                           49,000            48,000
                                                           --------------    --------------
                                                                2,166,150         2,793,750
                                                           --------------    --------------
TOTAL WARRANTS                                                  2,197,934         4,563,221
                                                           --------------    --------------

  Principal
     Amount                                                       Cost             Value
---------------------------------------------------------------------------------------------
CORPORATE BONDS (0.29%)
---------------------------------------------------------------------------------------------
               HOME BUILDING (0.09%)
$ 1,575,000    Brookfield Homes Corp. 12.00%
                Sr. Sub. NT due 06/30/2020                   $    1,575,000    $    1,632,094
               PRINTING AND PUBLISHING (0.20%)
  7,000,000    Penton Media, Inc. 10.375%
                Sr. Sub. NT due 06/15/2011                        4,787,369         3,570,000
                                                             --------------    --------------
TOTAL CORPORATE BONDS                                             6,362,369         5,202,094
                                                             --------------    --------------
---------------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (8.05%)
---------------------------------------------------------------------------------------------
  3,505,833    Exxon Asset Management Co. 1.50% due
                10/01/2004                                        3,505,833         3,505,833
139,994,167    UBS Finance 1.50%
                due 10/01/2004                                  139,994,167       139,994,167
                                                             --------------    --------------
TOTAL SHORT TERM MONEY MARKET INSTRUMENTS                       143,500,000       143,500,000
                                                             --------------    --------------
TOTAL INVESTMENTS (99.68%)                                   $1,303,906,654     1,776,508,634
                                                             ==============
CASH AND OTHER ASSETS
  LESS LIABILITIES (0.32%)                                                          5,612,912
                                                                               --------------
NET ASSETS (EQUIVALENT TO $19.18 PER
  SHARE BASED ON 92,931,733 SHARES OF
  BENEFICIAL INTEREST OUTSTANDING)                                             $1,782,121,546
                                                                               ==============

---------------
%   Represents percentage of net assets
@   Restricted securities
#   Issuers that may be deemed to be "affiliated"
*   Non-income producing securities


                       See Notes to Financial Statements.

BARON iOPPORTUNITY FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2004

   Shares                                                      Cost           Value
---------------------------------------------------------------------------------------
COMMON STOCKS (93.49%)
---------------------------------------------------------------------------------------
             ADVERTISING SERVICES (6.24%)
  300,000    Digitas, Inc.*                                $  2,587,204    $  2,319,000
   80,000    Getty Images, Inc.*                              1,213,286       4,424,000
   12,500    Google, Inc.*                                    1,062,500       1,620,000
                                                           ------------    ------------
                                                              4,862,990       8,363,000
             BUSINESS SERVICES (15.57%)
  199,999    Ariba, Inc.*                                     2,481,354       1,867,990
   85,000    ChoicePoint, Inc.*                               2,995,233       3,625,250
   70,000    Equinix, Inc.*                                   1,456,750       2,153,900
   55,000    First Data Corp.                                 2,411,929       2,392,500
  100,000    Harris Interactive, Inc.*                          664,524         659,000
   50,000    InfoSpace, Inc.*                                 1,225,049       2,369,500
  200,000    Monster Worldwide, Inc.*                         2,948,697       4,928,000
  215,000    Stamps.com, Inc.*                                1,814,704       2,859,500
                                                           ------------    ------------
                                                             15,998,240      20,855,640
             CABLE (4.10%)
   90,000    Comcast Corp., Cl A*                             1,998,637       2,512,800
   90,000    Cox Comm., Inc.*                                 2,643,470       2,981,700
                                                           ------------    ------------
                                                              4,642,107       5,494,500
             COMMUNICATIONS (8.67%)
  270,000    Alamosa Holdings, Inc.*                          1,710,938       2,062,800
  250,000    American Tower Corp.*                            1,264,040       3,837,500
   25,000    Research in Motion, Ltd.*                          178,021       1,908,500
  400,000    SBA Communications Corp.*                        1,377,834       2,800,000
  250,000    UbiquiTel, Inc.*                                 1,074,701       1,000,000
                                                           ------------    ------------
                                                              5,605,534      11,608,800
             COMMUNICATIONS EQUIP. (2.92%)
  100,000    Qualcomm, Inc.                                   3,472,858       3,904,000
             CONSULTING (2.02%)
  100,000    Accenture, Ltd.*                                 2,573,550       2,705,000
             CONSUMER PRODUCTS (1.36%)
  275,000    TiVo, Inc.*                                      2,225,636       1,820,500
             CONSUMER SERVICES (5.43%)
   55,000    eBay, Inc.*                                      1,572,934       5,056,700
  100,000    priceline.com, Inc.*                             2,179,733       2,217,000
                                                           ------------    ------------
                                                              3,752,667       7,273,700
             EDUCATION (5.23%)
   49,629    Apollo Group, Inc., Cl A*                          451,144       3,641,280
   50,000    Career Education Corp.*                          1,084,207       1,421,500
  290,000    SkillSoft PLC*                                   1,547,459       1,940,100
                                                           ------------    ------------
                                                              3,082,810       7,002,880
             ENTERPRISE HARDWARE (7.45%)
   60,000    CDW Corp.                                        3,715,727       3,481,800
  115,000    Dell, Inc.*                                      3,111,683       4,094,000
  120,000    Intel Corp.                                      2,805,370       2,407,200
                                                           ------------    ------------
                                                              9,632,780       9,983,000
             FINANCIAL SERVICES -
             BROKERAGE & EXCHANGES (6.11%)
  260,000    Charles Schwab Corp.                             2,993,075       2,389,400
  400,000    E*TRADE Group, Inc.*                             2,482,756       4,568,000
  124,800    eSpeed, Inc., Cl A*                              1,900,331       1,226,784
                                                           ------------    ------------
                                                              7,376,162       8,184,184
             GAMING SERVICES (2.15%)
   80,000    International Game Technology                    2,234,945       2,876,000
             HOTELS AND LODGING (1.72%)
  175,000    LodgeNet Entertainment Corp.*                    3,173,515       2,310,000

   Shares                                                      Cost           Value
---------------------------------------------------------------------------------------
             LEISURE (3.22%)
   50,000    Electronic Arts, Inc.*                       $   1,226,359   $   2,299,500
   35,000    JAMDAT Mobile, Inc.*                               560,000         807,450
   50,000    Shanda Interactive Entertainment, Ltd.*            761,449       1,200,000
                                                           ------------    ------------
                                                              2,547,808       4,306,950
             MANUFACTURING (3.46%)
  350,000    Flextronics Intl., Ltd.*                         4,312,284       4,637,500
             MEDIA (9.28%)
  275,000    iVillage, Inc.*                                  1,398,264       1,650,000
  450,000    LookSmart, Ltd.*                                 1,002,721         661,500
  500,000    Loudeye Corp.*                                     908,430         540,000
   70,000    Netflix, Inc.*                                   1,431,060       1,079,400
  235,000    Time Warner, Inc.*                               3,756,499       3,792,900
  138,800    Yahoo! Inc.*                                     2,042,818       4,706,708
                                                           ------------    ------------
                                                             10,539,792      12,430,508
             REAL ESTATE SERVICES (3.96%)
   75,000    CoStar Group, Inc.*                              1,859,686       3,689,250
  700,000    Homestore, Inc.*                                 1,869,779       1,617,000
                                                           ------------    ------------
                                                              3,729,465       5,306,250
             RETAIL - SPECIALTY STORES (4.60%)
  325,000    drugstore.com, Inc.*                               772,925       1,111,500
  206,900    Provide Commerce, Inc.*                          3,512,379       4,322,141
  110,000    Varsity Group, Inc.*                               460,033         720,500
                                                           ------------    ------------
                                                              4,745,337       6,154,141
                                                           ------------    ------------
TOTAL COMMON STOCKS                                          94,508,480     125,216,553
                                                           ------------    ------------
Principal Amount
---------------------------------------------------------------------------------------
CORPORATE BONDS (0.60%)
---------------------------------------------------------------------------------------
             COMMUNICATIONS
$ 750,000    SBA Comm. Corp. 10.25%
              Sr. NT due 02/01/2009                             479,554         802,500
                                                           ------------    ------------
---------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (4.78%)

6,399,999    Exxon Asset Management Co. 1.50%
              due 10/01/2004                                  6,399,999       6,399,999
                                                           ------------    ------------
TOTAL INVESTMENTS (98.87%)                                 $101,388,033     132,419,052
                                                           ============
CASH AND OTHER ASSETS
  LESS LIABILITIES (1.13%)                                                    1,512,743
                                                                           ------------
NET ASSETS (EQUIVALENT TO $7.58 PER
  SHARE BASED ON 17,661,930 SHARES OF
  BENEFICIAL INTEREST OUTSTANDING)                                         $133,931,795
                                                                           ============

---------------
%   Represents percentage of net assets
*   Non-income producing securities


                       See Notes to Financial Statements.

BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2004

   Shares                                                      Cost           Value
---------------------------------------------------------------------------------------
COMMON STOCKS (91.50%)
---------------------------------------------------------------------------------------
             ADVERTISING SERVICES (0.79%)
    3,000    Google, Inc.*                                 $    255,000    $    388,800
             BUSINESS SERVICES (5.61%)
   17,170    Cintas Corp.                                       743,279         721,827
   21,000    First Data Corp.                                   918,556         913,500
   20,091    Iron Mountain, Inc.*                               626,094         680,080
   15,000    Paychex, Inc.                                      543,152         452,250
                                                           ------------    ------------
                                                              2,831,081       2,767,657
             CABLE (3.23%)
   32,165    Comcast Corp., Cl A*                               904,979         898,047
   20,905    Cox Comm., Inc., Cl A*                             673,319         692,583
                                                           ------------    ------------
                                                              1,578,298       1,590,630
             COMMUNICATIONS EQUIP. (2.06%)
   26,000    Qualcomm, Inc.                                     908,393       1,015,040
             CONSULTING (2.06%)
   37,500    Accenture, Ltd., Cl A*                             974,864       1,014,375
             CONSUMER PRODUCTS (3.48%)
   21,870    Avon Products, Inc.                                940,874         955,282
   12,797    Harley-Davidson, Inc.                              730,270         760,654
                                                           ------------    ------------
                                                              1,671,144       1,715,936
             CONSUMER SERVICES (1.67%)
    8,935    eBay, Inc.*                                        734,205         821,484
             EDUCATION (2.43%)
   13,261    Apollo Group, Inc., Cl A*                        1,072,879         972,960
    8,000    Career Education Corp.*                            497,497         227,440
                                                           ------------    ------------
                                                              1,570,376       1,200,400
             ENERGY & ENERGY SERVICES (4.42%)
   16,252    Kinder Morgan, Inc.                                976,521       1,020,951
   35,618    XTO Energy, Inc.                                   970,406       1,156,873
                                                           ------------    ------------
                                                              1,946,927       2,177,824
             ENTERPRISE HARDWARE (4.34%)
   10,000    CDW Corp.                                          629,101         580,300
   26,985    Dell, Inc.*                                        948,034         960,666
   29,872    Intel Corp.                                        775,410         599,232
                                                           ------------    ------------
                                                              2,352,545       2,140,198
             FINANCIAL SERVICES - MISCELLANEOUS (2.40%)
   30,000    Countrywide Financial Corp.                      1,054,205       1,181,700
             FINANCIAL SERVICES - BANKING (3.27%)
   12,000    Commerce Bancorp, Inc.                             720,867         662,400
    8,540    Golden West Financial Corp.                        915,959         947,513
                                                           ------------    ------------
                                                              1,636,826       1,609,913
             FINANCIAL SERVICES - BROKERAGE & EXCHANGES
             (3.09%)
   97,518    Charles Schwab Corp.                               960,349         896,190
   55,000    E*TRADE Group, Inc.*                               618,762         628,100
                                                           ------------    ------------
                                                              1,579,111       1,524,290
             FINANCIAL SERVICES - INSURANCE (4.16%)
   19,085    Axis Capital Holdings, Ltd.                        527,823         496,210
        8    Berkshire Hathaway, Inc., Cl A*                    717,340         693,200
   10,151    The Progressive Corp.                              860,451         860,297
                                                           ------------    ------------
                                                              2,105,614       2,049,707
             GAMING SERVICES (2.25%)
   30,910    International Game Technology                    1,083,038       1,111,214
             HEALTH CARE SERVICES/INSURANCE (3.62%)
   12,190    UnitedHealth Group, Inc.                           786,511         898,891
    8,424    WellPoint Health Networks, Inc.*                   921,536         885,278
                                                           ------------    ------------
                                                              1,708,047       1,784,169
             HOTELS AND LODGING (1.11%)
    8,530    Four Seasons Hotels, Inc.                          461,823         546,773

    Shares                                                      Cost           Value
----------------------------------------------------------------------------------------
              LEISURE (1.21%)
    12,960    Electronic Arts, Inc.*                        $    650,031    $    596,030
              MANUFACTURING (2.18%)
    81,085    Flextronics Intl., Ltd.*                         1,188,811       1,074,376
              MEDIA (8.78%)
    10,000    Lamar Advertising Co.*                             422,244         416,100
    29,644    The News Corp., Ltd.                               946,855         928,747
    60,000    Time Warner, Inc.*                               1,022,172         968,400
    31,092    Univision Communications,
               Inc., Cl A*                                     1,024,743         982,818
    30,520    Yahoo! Inc.*                                       845,682       1,034,933
                                                            ------------    ------------
                                                               4,261,696       4,330,998
              PHARMACEUTICAL (3.94%)
     8,560    Amgen, Inc.*                                       485,567         485,181
    10,375    Forest Laboratories, Inc.*                         647,866         466,668
    10,260    Genentech, Inc.*                                   600,436         537,829
    14,895    Pfizer, Inc.                                       530,125         455,787
                                                            ------------    ------------
                                                               2,263,994       1,945,465
              REAL ESTATE SERVICES (3.25%)
    15,905    Kimco Realty Corp.                                 708,782         815,927
    12,565    Vornado Realty Trust                               663,234         787,574
                                                            ------------    ------------
                                                               1,372,016       1,603,501
              RECREATION AND RESORTS (4.07%)
    21,545    Carnival Corp.                                     937,383       1,018,863
    19,893    MGM Mirage, Inc.*                                  889,410         987,687
                                                            ------------    ------------
                                                               1,826,793       2,006,550
              RESTAURANTS (1.82%)
    19,729    Starbucks Corp.*                                   814,850         896,880
              RETAIL - CONSUMER STAPLES (7.17%)
    20,260    Costco Wholesale Corp.                             795,743         842,006
    18,500    Target Corp.                                       809,020         837,125
    10,000    Wal-Mart Stores, Inc.                              540,263         532,000
    15,362    Walgreen Co.                                       545,046         550,420
     9,000    Whole Foods Market, Inc.                           742,590         772,110
                                                            ------------    ------------
                                                               3,432,662       3,533,661
              RETAIL - SPECIALTY STORES (9.09%)
    19,910    Bed Bath & Beyond, Inc.*                           732,205         738,860
    16,560    Best Buy Co., Inc.                                 853,854         898,214
    22,030    Coach, Inc.*                                       896,085         934,513
    18,860    Dollar Tree Stores, Inc.*                          511,683         508,277
    14,548    Kohl's Corp.*                                      602,408         701,068
    12,923    Lowe's Companies, Inc.                             656,528         702,365
                                                            ------------    ------------
                                                               4,252,763       4,483,297
                                                            ------------    ------------
TOTAL COMMON STOCKS                                           44,515,113      45,110,868
                                                            ------------    ------------
Principal Amount
----------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (8.12%)
----------------------------------------------------------------------------------------
$3,999,999    Exxon Asset Management Co. 1.50%
               due 10/01/2004                                  3,999,999       3,999,999
                                                            ------------    ------------
TOTAL INVESTMENTS (99.62%)                                  $ 48,515,112      49,110,867
                                                            ============
CASH AND OTHER ASSETS
  LESS LIABILITIES (0.38%)                                                       188,574
                                                                            ------------
NET ASSETS (EQUIVALENT TO $9.89 PER
  SHARE BASED ON 4,985,550 SHARES OF
  BENEFICIAL INTEREST OUTSTANDING)                                          $ 49,299,441
                                                                            ============

---------------
%   Represents percentage of net assets
*   Non-income producing securities


                       See Notes to Financial Statements.

BARON FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
SEPTEMBER 30, 2004

                                              BARON ASSET       BARON GROWTH    BARON SMALL CAP    BARON iOPPORTUNITY
                                                 FUND               FUND              FUND                FUND
                                             --------------    --------------   ---------------    ------------------
ASSETS:
 Investments in securities, at value
   Unaffiliated issuers (Cost
    $891,525,072, $1,931,715,994,
    $1,189,920,999, $101,388,033 and
    $48,515,112, respectively)               $1,578,341,392    $2,719,280,366    $1,643,161,443       $132,419,052
   "Affiliated" issuers (Cost
    $219,224,656, $256,147,223,
    $113,985,655, $0 and $0,
    respectively)                               436,245,396       394,300,000       133,347,191                  0
 Cash                                               259,358         2,909,054           490,200            216,422
 Dividends and interest receivable                  887,768           446,687           352,542             13,901
 Receivable for securities sold                   2,242,059        25,373,522        10,371,375          1,950,785
 Receivable for shares sold                       1,306,504         8,763,178         5,610,629             33,168
 Prepaid expenses                                    42,711                 0                 0                  0
 Due from adviser                                         0                 0                 0             82,946
                                             --------------    --------------    --------------       ------------
                                              2,019,325,188     3,151,072,807     1,793,333,380        134,716,274
                                             --------------    --------------    --------------       ------------
LIABILITIES:
 Payable for securities purchased                 1,200,806        13,281,419         9,790,767            560,000
 Payable for shares redeemed                     15,560,050         1,945,813         1,256,307            130,958
 Accrued expenses and other payables                171,496           241,616           164,760             93,521
                                             --------------    --------------    --------------       ------------
                                                 16,932,352        15,468,848        11,211,834            784,479
                                             --------------    --------------    --------------       ------------
NET ASSETS                                   $2,002,392,836    $3,135,603,959    $1,782,121,546       $133,931,795
                                             ==============    ==============    ==============       ============
NET ASSETS CONSIST OF:
 Capital paid-in                             $  973,872,217    $2,259,149,973    $1,264,294,752       $199,752,283
 Accumulated net realized gain (loss)           124,683,559       (49,263,163)       45,224,814        (96,851,507)
 Net unrealized appreciation on
 investments                                    903,837,060       925,717,149       472,601,980         31,031,019
                                             --------------    --------------    --------------       ------------
NET ASSETS                                   $2,002,392,836    $3,135,603,959    $1,782,121,546       $133,931,795
                                             ==============    ==============    ==============       ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  ($.01 PAR VALUE; INDEFINITE SHARES
  AUTHORIZED)                                    41,812,162        80,567,272        92,931,733         17,661,930
                                             ==============    ==============    ==============       ============
NET ASSET VALUE PER SHARE                    $        47.89    $        38.92    $        19.18       $       7.58
                                             ==============    ==============    ==============       ============



                                             BARON FIFTH AVENUE
                                                 GROWTH FUND
                                             ------------------
ASSETS:
 Investments in securities, at value
   Unaffiliated issuers (Cost
    $891,525,072, $1,931,715,994,
    $1,189,920,999, $101,388,033 and
    $48,515,112, respectively)                   $49,110,867
   "Affiliated" issuers (Cost
    $219,224,656, $256,147,223,
    $113,985,655, $0 and $0,
    respectively)                                          0
 Cash                                                173,756
 Dividends and interest receivable                     7,984
 Receivable for securities sold                            0
 Receivable for shares sold                           15,729
 Prepaid expenses                                     14,703
 Due from adviser                                     40,416
                                                 -----------
                                                  49,363,455
                                                 -----------
LIABILITIES:
 Payable for securities purchased                          0
 Payable for shares redeemed                           3,287
 Accrued expenses and other payables                  60,727
                                                 -----------
                                                      64,014
                                                 -----------
NET ASSETS                                       $49,299,441
                                                 ===========
NET ASSETS CONSIST OF:
 Capital paid-in                                 $49,083,071
 Accumulated net realized gain (loss)               (379,385)
 Net unrealized appreciation on
 investments                                         595,755
                                                 -----------
NET ASSETS                                       $49,299,441
                                                 ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  ($.01 PAR VALUE; INDEFINITE SHARES
  AUTHORIZED)                                      4,985,550
                                                 ===========
NET ASSET VALUE PER SHARE                        $      9.89
                                                 ===========


                       See Notes to Financial Statements.

BARON FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED SEPTEMBER 30, 2004

                                             BARON ASSET     BARON GROWTH   BARON SMALL CAP    BARON iOPPORTUNITY
                                                FUND             FUND             FUND                FUND
                                             ------------    ------------   ---------------    ------------------
INVESTMENT INCOME:
 INCOME:
   Interest                                  $    582,632    $  3,391,988     $  2,317,025        $   243,733
   Dividends -- unaffiliated issuers (net
    of withholding taxes of $0, $0,
    $33,608, $0 and $0, respectively)           8,109,926       8,638,392        4,953,631             83,485
                                             ------------    ------------     ------------        -----------
 Total income                                   8,692,558      12,030,380        7,270,656            327,218
                                             ------------    ------------     ------------        -----------
 EXPENSES:
   Investment advisory fees                    19,971,130      27,394,586       16,072,603          1,338,401
   Distribution fees                            4,992,782       6,848,646        4,018,151            334,600
   Shareholder servicing agent fees               729,650         719,310          564,820            163,384
   Reports to shareholders                        995,000       1,201,500          652,000            171,543
   Professional fees                               52,275          53,130           42,665             23,000
   Registration and filing fees                  (215,040)         76,886          (11,057)            39,818
   Custodian fees                                  60,594          85,110           57,251             11,716
   Trustee fees                                    29,502          40,638           23,849              1,920
   Miscellaneous                                   91,166         116,999           68,165              6,166
                                             ------------    ------------     ------------        -----------
   Total expenses                              26,707,059      36,536,805       21,488,447          2,090,548
   Less: Expense reimbursement by
     investment adviser                                 0               0                0            (82,946)
                                             ------------    ------------     ------------        -----------
 Net expenses                                  26,707,059      36,536,805       21,488,447          2,007,602
                                             ------------    ------------     ------------        -----------
 Net investment loss                          (18,014,501)    (24,506,425)     (14,217,791)        (1,680,384)
                                             ------------    ------------     ------------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss) on investments
   sold in unaffiliated issuers               149,419,932      42,232,891       68,521,905         15,694,215
 Net realized gain (loss) on investments
   sold in "affiliated" issuers                 1,154,873       1,533,364       (3,712,662)                 0
 Change in net unrealized appreciation of
   investments                                224,051,657     429,735,044       77,954,557            272,386
                                             ------------    ------------     ------------        -----------
 Net gain on investments                      374,626,462     473,501,299      142,763,800         15,966,601
                                             ------------    ------------     ------------        -----------
 Net increase in net assets resulting
   from operations                           $356,611,961    $448,994,874     $128,546,009        $14,286,217
                                             ============    ============     ============        ===========



                                             BARON FIFTH AVENUE
                                                GROWTH FUND*
                                             ------------------
INVESTMENT INCOME:
 INCOME:
   Interest                                       $  24,521
   Dividends -- unaffiliated issuers (net
    of withholding taxes of $0, $0,
    $33,608, $0 and $0, respectively)                66,843
                                                  ---------
 Total income                                        91,364
                                                  ---------
 EXPENSES:
   Investment advisory fees                         150,962
   Distribution fees                                 37,741
   Shareholder servicing agent fees                  11,413
   Reports to shareholders                            7,359
   Professional fees                                 24,000
   Registration and filing fees                      16,699
   Custodian fees                                     2,911
   Trustee fees                                         223
   Miscellaneous                                        455
                                                  ---------
   Total expenses                                   251,763
   Less: Expense reimbursement by
     investment adviser                             (40,416)
                                                  ---------
 Net expenses                                       211,347
                                                  ---------
 Net investment loss                               (119,983)
                                                  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss) on investments
   sold in unaffiliated issuers                    (379,385)
 Net realized gain (loss) on investments
   sold in "affiliated" issuers                           0
 Change in net unrealized appreciation of
   investments                                      595,755
                                                  ---------
 Net gain on investments                            216,370
                                                  ---------
 Net increase in net assets resulting
   from operations                                $  96,387
                                                  =========

* For the period April 30, 2004 (Commencement of Operations) to September 30, 2004.


                       See Notes to Financial Statements.

BARON FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                                     BARON SMALL
                                                     BARON ASSET FUND                   BARON GROWTH FUND             CAP FUND
                                             --------------------------------   --------------------------------   --------------
                                                 FOR THE          FOR THE           FOR THE          FOR THE           FOR THE
                                               YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED
                                              SEPTEMBER 30,    SEPTEMBER 30,     SEPTEMBER 30,    SEPTEMBER 30,     SEPTEMBER 30,
                                                  2004              2003             2004              2003             2004
                                             --------------    --------------   --------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment loss                         $  (18,014,501)   $  (22,327,537)  $  (24,506,425)   $  (16,914,599)  $  (14,217,791)
 Net realized gain (loss) on investments
  sold                                          150,574,805        27,349,273       43,766,255       (54,183,199)      64,809,243
 Net change in unrealized appreciation on
  investments                                   224,051,657       293,259,030      429,735,044       411,381,268       77,954,557
                                             --------------    --------------   --------------    --------------   --------------
 Increase in net assets resulting from
  operations                                    356,611,961       298,280,766      448,994,874       340,283,470      128,546,009
                                             --------------    --------------   --------------    --------------   --------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net realized gain on investments                         0       (67,413,267)               0                 0                0
                                             --------------    --------------   --------------    --------------   --------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from the sale of shares               319,598,701       330,807,954    1,101,986,308     1,209,913,568      841,501,715
 Net asset value of shares issued in
  reinvestment of dividends                               0        65,673,995                0                 0                0
 Cost of shares redeemed                       (630,993,904)     (725,356,209)    (600,780,062)     (395,080,937)    (398,469,810)
                                             --------------    --------------   --------------    --------------   --------------
 Increase (decrease) in net assets
  derived from capital share transactions      (311,395,203)     (328,874,260)     501,206,246       814,832,631      443,031,905
 Redemption fees                                          0                 0                0                 0                0
                                             --------------    --------------   --------------    --------------   --------------
 Net increase (decrease) in net assets           45,216,758       (98,006,761)     950,201,120     1,155,116,101      571,577,914
                                             --------------    --------------   --------------    --------------   --------------
NET ASSETS:
 Beginning of year                            1,957,176,078     2,055,182,839    2,185,402,839     1,030,286,738    1,210,543,632
                                             --------------    --------------   --------------    --------------   --------------
 End of year                                 $2,002,392,836    $1,957,176,078   $3,135,603,959    $2,185,402,839   $1,782,121,546
                                             ==============    ==============   ==============    ==============   ==============
ACCUMULATED NET INVESTMENT INCOME AT END
 OF YEAR                                     $            0    $            0   $            0    $            0   $            0
                                             ==============    ==============   ==============    ==============   ==============
SHARES OF BENEFICIAL INTEREST:
 Shares sold                                      6,999,058         9,320,231       30,112,173        42,266,286       43,517,215
 Shares issued in reinvestment of
  dividends                                               0         1,871,542                0                 0                0
 Shares redeemed                                (14,050,959)      (19,969,210)     (16,479,769)      (13,543,070)     (20,734,514)
                                             --------------    --------------   --------------    --------------   --------------
 NET INCREASE (DECREASE)                         (7,051,901)       (8,777,437)      13,632,404        28,723,216       22,782,701
                                             ==============    ==============   ==============    ==============   ==============



                                               BARON SMALL                                       BARON FIFTH AVENUE
                                                CAP FUND          BARON iOPPORTUNITY FUND           GROWTH FUND
                                             --------------    -----------------------------    --------------------
                                                                                                      FOR THE
                                                 FOR THE          FOR THE         FOR THE       PERIOD APRIL 30,2004
                                               YEAR ENDED       YEAR ENDED       YEAR ENDED       (COMMENCEMENT OF
                                              SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,       OPERATIONS) TO
                                                  2003             2004             2003         SEPTEMBER 30, 2004
                                             --------------    -------------   -------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment loss                         $   (7,850,954)   $ (1,680,384)    $   (920,809)       $  (119,983)
 Net realized gain (loss) on investments
  sold                                          (16,627,696)     15,694,215        5,663,483           (379,385)
 Net change in unrealized appreciation on
  investments                                   275,662,596         272,386       38,669,554            595,755
                                             --------------    ------------     ------------        -----------
 Increase in net assets resulting from
  operations                                    251,183,946      14,286,217       43,412,228             96,387
                                             --------------    ------------     ------------        -----------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net realized gain on investments               (20,581,254)              0                0                  0
                                             --------------    ------------     ------------        -----------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from the sale of shares               485,593,319      72,422,016       33,610,767         50,428,908
 Net asset value of shares issued in
  reinvestment of dividends                      19,966,951               0                0                  0
 Cost of shares redeemed                       (244,749,792)    (62,396,543)     (25,290,252)        (1,225,854)
                                             --------------    ------------     ------------        -----------
 Increase (decrease) in net assets
  derived from capital share transactions       260,810,478      10,025,473        8,320,515         49,203,054
 Redemption fees                                          0         315,784          123,431                  0
                                             --------------    ------------     ------------        -----------
 Net increase (decrease) in net assets          491,413,170      24,627,474       51,856,174         49,299,441
                                             --------------    ------------     ------------        -----------
NET ASSETS:
 Beginning of year                              719,130,462     109,304,321       57,448,147                  0
                                             --------------    ------------     ------------        -----------
 End of year                                 $1,210,543,632    $133,931,795     $109,304,321        $49,299,441
                                             ==============    ============     ============        ===========
ACCUMULATED NET INVESTMENT INCOME AT END
 OF YEAR                                     $            0    $          0     $          0        $         0
                                             ==============    ============     ============        ===========
SHARES OF BENEFICIAL INTEREST:
 Shares sold                                     33,000,295       9,311,007        6,406,971          5,111,117
 Shares issued in reinvestment of
  dividends                                       1,453,200               0                0                  0
 Shares redeemed                                (16,674,262)     (8,528,450)      (5,337,540)          (125,567)
                                             --------------    ------------     ------------        -----------
 NET INCREASE (DECREASE)                         17,779,233         782,557        1,069,431          4,985,550
                                             ==============    ============     ============        ===========


                       See Notes to Financial Statements.

BARON FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
--------------------------------------------------------------------------------
(1) ORGANIZATION.

Baron Investment Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually a "Fund" and collectively the "Funds"): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund. Prior to October 22, 2004, the name of the Trust was Baron Asset Fund.

The investment objectives of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in the securities of small growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small companies.

Baron iOpportunity Fund seeks capital appreciation through investments in growth business that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in the securities of larger growth companies.

(2) SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

(A) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, securities are valued based on fair value as determined by the Adviser, using procedures established by the Board of Trustees. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(B) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Common expenses of the Funds are allocated on a basis deemed fair and equitable by the Trustees, usually on the basis of average net assets. Direct expenses are charged to each Fund on a specific identification basis.

(C) FEDERAL INCOME TAXES. Each Fund of the Trust is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(D) RESTRICTED SECURITIES. The Funds invest in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued at fair value as determined in good faith by the Board of Trustees.

(E) DISTRIBUTIONS. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. For the year ended September 30, 2004, the following amounts were reclassified for federal income tax purposes:

                                       UNDISTRIBUTED          UNDISTRIBUTED
FUND                               NET INVESTMENT INCOME   REALIZED GAIN/LOSS    CAPITAL-PAID-IN
----                               ---------------------   ------------------    ---------------
Baron Asset Fund                        $18,014,501            $(6,133,275)       $(11,881,226)
Baron Growth Fund                        24,506,425                     --         (24,506,425)
Baron Small Cap Fund                     14,217,791             (1,840,752)        (12,377,039)
Baron iOpportunity Fund                   1,680,384                     --          (1,680,384)
Baron Fifth Avenue Growth Fund*             119,983                     --            (119,983)

* For the period April 30, 2004 (Commencement of Operations) to September 30, 2004.

BARON FUNDS
--------------------------------------------------------------------------------

(F) SHORT-TERM TRADING FEE. Baron iOpportunity Fund imposes a 1% short-term trading fee on redemptions and exchanges of shares held for less than six months. The fee is retained by Baron iOpportunity for the benefit of the remaining shareholders to offset the administrative costs associated with processing redemptions and exchanges, offset the portfolio transaction costs and facilitate portfolio management. The fee is accounted for as an addition to paid in capital.

(G) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(H) COMMITMENTS AND CONTINGENCIES. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(3) PURCHASES AND SALES OF SECURITIES.

Purchases and sales of securities, other than short term securities, for the year ended September 30, 2004 were as follows:

FUND                                                 PURCHASES          SALES
----                                                 ---------          -----
Baron Asset Fund                                   $  382,823,560   $671,224,596
Baron Growth Fund                                  $1,253,182,605   $687,093,815
Baron Small Cap Fund                               $  853,245,555   $483,448,271
Baron iOpportunity Fund                            $  115,662,651   $101,948,096
Baron Fifth Avenue Growth Fund*                    $   47,423,856   $  2,529,318

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

(A) INVESTMENT ADVISORY FEES. BAMCO, Inc. (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Funds equal to 1% per annum of each Fund's average daily net asset value. For Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund, the Adviser has contractually agreed to reduce its fee to the extent required to limit the operating expense to 1.50% and 1.40% of average net assets, respectively. The reimbursements for the period ended September 30, 2004 are included in the Statement of Operations.

(B) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the shares of the Funds pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Funds to pay BCI a distribution fee equal on an annual basis to 0.25% of the Funds' average daily net assets.

Brokerage transactions for the Funds may be effected by or through BCI. During the year ended September 30, 2004, BCI earned gross brokerage commissions as follows:


FUND                                                           COMMISSIONS
----                                                           -----------
Baron Asset Fund                                               $1,109,837
Baron Growth Fund                                              $1,659,403
Baron Small Cap Fund                                           $1,047,784
Baron iOpportunity Fund                                        $  270,139
Baron Fifth Avenue Growth Fund*                                $   50,778

(C) TRUSTEE FEES. Certain Trustees of the Trust may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Funds' Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Funds' officers received compensation from the Funds.

(5) LINE OF CREDIT. The Funds have entered into a line of credit agreement with the custodian bank to be used for temporary purposes, primarily for financing redemptions. The agreement provides that Baron Asset Fund may borrow up to 5% of the value of its net assets. Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund may borrow up to 15% of each Fund's respective net assets. The aggregate outstanding principal amount of all loans to any of the Funds may not exceed $100,000,000. Interest is charged to each Fund, based on its borrowings, at a rate per annum equal to the Federal Funds Rate plus a margin of 1.00% to 2.00% depending on the duration of the loan. A commitment fee of 0.10% per annum is incurred on the unused portion of the line of credit and is allocated to the participating Funds. At September 30, 2004, there were no loans outstanding under the line of credit.

* For the period April 30, 2004 (Commencement of Operations) to September 30, 2004.

BARON FUNDS
--------------------------------------------------------------------------------

(6) RESTRICTED SECURITIES.

A summary of the restricted securities held at September 30, 2004 follows:

BARON ASSET FUND                                       ACQUISITION
NAME OF ISSUER                                            DATE          VALUE
--------------                                            ----          -----
COMMON STOCK
 Wynn Resorts, Ltd.                                     04/17/01     $71,664,960
CONVERTIBLE PREFERRED STOCK
 Apollo International, Inc., S-A CV Pfd.                07/21/99         849,996
 Somerford Corp. S-A Conv. Pfd.                         12/03/98       8,999,993
CORPORATE BONDS
 Somerford Corp. 8.50% Sub. Conv. Deb Due 04/23/2006    04/23/01       3,000,000
WARRANTS
 Corrections Corporation of America
  Warrants Exp 09/29/2005                               09/29/00       1,507,802

                                                                     -----------
TOTAL RESTRICTED SECURITIES: (Cost $44,030,788)
  (4.30% of Net Assets)                                              $86,022,751
                                                                     ===========

BARON GROWTH FUND                                      ACQUISITION
NAME OF ISSUER                                            DATE          VALUE
--------------                                            ----          -----
COMMON STOCK
 Wynn Resorts, Ltd.                                     04/22/02     $26,402,898
CONVERTIBLE PREFERRED STOCK
 Reliant Pharmaceuticals LLC Series D                   10/28/03       7,500,000
                                                                     -----------
TOTAL RESTRICTED SECURITIES: (Cost $26,063,956)
  (1.08% of Net Assets)                                              $33,902,898
                                                                     ===========

BARON SMALL CAP FUND                                   ACQUISITION
NAME OF ISSUER                                            DATE          VALUE
--------------                                            ----          -----
COMMON STOCK
 Casual Male Retail Group, Inc.                         05/15/02     $ 3,930,000
WARRANTS
 Casual Male Retail Group, Inc.
  Warrants Exp 04/26/2007                               05/15/02       2,745,750
 Casual Male Retail Group, Inc.
  Warrants Exp 07/02/2010                               07/03/03          48,000
 Infocrossing, Inc.
  Warrants Exp 10/16/2008                               10/16/03       1,769,471
                                                                     -----------
TOTAL RESTRICTED SECURITIES: (Cost $5,385,354)
  (0.48% of Net Assets)                                              $ 8,493,221
                                                                     ===========

(7) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS.

As of September 30, 2004, the components of net assets on a tax basis were as follows:

                                                                                                                       BARON
                                      BARON ASSET      BARON GROWTH     BARON SMALL CAP   BARON iOPPORTUNITY    FIFTH AVENUE GROWTH
                                          FUND             FUND              FUND                FUND                  FUND
                                          ----             ----              ----                ----                  ----
Cost of investments                  $1,112,749,068   $2,200,494,259    $1,306,519,475       $104,432,460           $48,540,874
                                     ==============   ==============    ==============       ============           ===========
Gross tax unrealized appreciation       923,669,238      975,904,602       529,715,523         35,232,108             2,331,618
Gross tax unrealized depreciation       (21,831,518)     (62,818,495)      (59,726,364)        (7,245,516)           (1,761,625)
                                     --------------   --------------    --------------       ------------           -----------
Net tax unrealized appreciation      $  901,837,720   $  913,086,107    $  469,989,159       $ 27,986,592           $   569,993
                                     ==============   ==============    ==============       ============           ===========

Under current law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. These deferrals can be used to offset future capital gains at September 30, 2005. The Funds also had capital loss carryforwards.

BARON FUNDS
--------------------------------------------------------------------------------

(7) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS. (CONTINUED)

                                                                                                                        BARON
                                              BARON ASSET   BARON GROWTH  BARON SMALL CAP   BARON iOPPORTUNITY   FIFTH AVENUE GROWTH
                                                 FUND           FUND            FUND               FUND                  FUND
                                                 ----           ----            ----               ----                  ----
Capital loss carryforward expiring as follows:
   2009                                                                                          (8,303,528)
   2010                                                                                         (63,691,646)
   2011                                                      (36,632,125)                       (21,811,904)
                                             ------------   ------------    -----------        ------------
                                             $         --   $(36,632,125)   $        --        $(93,807,078)          ---------
                                             ============   ============    ===========        ============           $      --
Undistributed long term capital gain         $126,682,899   $         --    $47,837,635        $         --           =========
                                             ============   ============    ===========        ============           $      --
Post October loss deferral                   $         --   $         --    $        --        $         --           =========
                                             ============   ============    ===========        ============           $(353,623)
Capital loss carryfoward utilized during                                                                              =========
  the year ended
  September 30, 2004                         $ 19,631,406   $ 24,741,023    $ 1,650,452        $ 15,671,100           $       0
                                             ============   ============    ===========        ============           =========

Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, losses realized subsequent to October 31 on the sale of securities and net operating losses.

In addition, the Funds utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction for tax purposes.

--------------------------------------------------------------------------------
(8) INVESTMENT IN "AFFILIATES"*

BARON ASSET FUND

                                            BALANCE OF         GROSS        GROSS SALES     BALANCE OF
                                          SHARES HELD ON     PURCHASES          AND       SHARES HELD ON        VALUE
            NAME OF ISSUER                SEPT. 30, 2003   AND ADDITIONS    REDUCTIONS    SEPT. 30, 2004    SEPT. 30, 2004
--------------------------------------------------------------------------------------------------------------------------
Alexander's, Inc.                             315,000                            1,000         314,000       $ 62,517,400
Apollo International, Inc. S-A CV Pfd.        105,264                                          105,264            849,996
ChoicePoint, Inc.                           5,360,000                          760,000       4,600,000        196,190,000
Kerzner Intl., Ltd.                         2,400,000                                        2,400,000        105,528,000
Saga Comm., Inc., Cl A                      2,400,000                        1,400,000       1,000,000         16,950,000
Vail Resorts, Inc., Cl A                    6,685,000                        3,685,000       3,000,000         54,210,000
                                                                                                             ------------
                                                                                                             $436,245,396
                                                                                                             ============


                                                DIVIDEND
                                                 INCOME
            NAME OF ISSUER                OCT. 1-SEPT. 30, 2004
---------------------------------------------------------------
Alexander's, Inc.
Apollo International, Inc. S-A CV Pfd.
ChoicePoint, Inc.
Kerzner Intl., Ltd.
Saga Comm., Inc., Cl A
Vail Resorts, Inc., Cl A
                                                   --
                                                   $0
                                                   ==

-------------------------------------------------------------------------------
BARON GROWTH FUND

                              BALANCE OF         GROSS        GROSS SALES     BALANCE OF
                            SHARES HELD ON     PURCHASES          AND       SHARES HELD ON        VALUE
     NAME OF ISSUER         SEPT. 30, 2003   AND ADDITIONS    REDUCTIONS    SEPT. 30, 2004    SEPT. 30, 2004
------------------------------------------------------------------------------------------------------------
AMERIGROUP, Corp.               950,000          950,000                       1,900,000       $106,875,000
Arch Capital Group, Ltd.      1,550,000          150,000         50,000        1,650,000         64,251,000
Centene Corp.                 1,500,000          100,000                       1,600,000         68,128,000
Encore Acquisition Co.               --        2,200,000                       2,200,000         75,900,000
Kerzner Intl., Ltd.           1,450,000          350,000                       1,800,000         79,146,000
Symyx Technologies, Inc.      1,681,000          244,000        325,000        1,600,000                 --**
                                                                                               ------------
                                                                                               $394,300,000
                                                                                               ============


                                  DIVIDEND
                                   INCOME
     NAME OF ISSUER         OCT. 1-SEPT. 30, 2004
 ------------------------------------------------
AMERIGROUP, Corp.
Arch Capital Group, Ltd.
Centene Corp.
Encore Acquisition Co.
Kerzner Intl., Ltd.
Symyx Technologies, Inc.
                                     --
                                     $0
                                     ==

BARON FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(8) INVESTMENT IN "AFFILIATES"* (CONTINUED)

BARON SMALL CAP FUND

                                     BALANCE OF         GROSS        GROSS SALES     BALANCE OF
                                   SHARES HELD ON     PURCHASES          AND       SHARES HELD ON        VALUE
         NAME OF ISSUER            SEPT. 30, 2003   AND ADDITIONS    REDUCTIONS    SEPT. 30, 2004    SEPT. 30, 2004
-------------------------------------------------------------------------------------------------------------------
Alamosa Hldgs., Inc.                        --        5,550,000                       5,550,000       $         --**
Casual Male Retail Group, Inc.       1,400,000          407,503        650,000        1,157,503          6,065,316
Casual Male Retail Group, Inc.,
  Warrants Exp 04/26/2007            1,407,353                                        1,407,353          2,745,750
Casual Male Retail Group, Inc.,
  Warrants Exp 07/02/2010              100,000                                          100,000             48,000
Digital Theater Systems, Inc.          675,000          875,000        250,000        1,300,000         23,725,000
Drexler Technology Corp.               575,000          263,853        838,853               --                 --
Equity Marketing, Inc.                 500,000                                          500,000          4,870,000
Immucor, Inc. +                        822,700        1,187,500         22,700        1,987,500         49,190,625
LECG Corp.                                  --        1,650,000                       1,650,000         27,901,500
Provide Commerce, Inc.                      --          900,000                         900,000         18,801,000
                                                                                                      ------------
                                                                                                      $133,347,191
                                                                                                      ============


                                         DIVIDEND
                                          INCOME
         NAME OF ISSUER            OCT. 1-SEPT. 30, 2004
--------------------------------------------------------
Alamosa Hldgs., Inc.
Casual Male Retail Group, Inc.
Casual Male Retail Group, Inc.,
  Warrants Exp 04/26/2007
Casual Male Retail Group, Inc.,
  Warrants Exp 07/02/2010
Digital Theater Systems, Inc.
Drexler Technology Corp.
Equity Marketing, Inc.
Immucor, Inc. +
LECG Corp.
Provide Commerce, Inc.
                                            --
                                            $0
                                            ==

---------------
* Affiliated issuers, as defined in the Investment Company Act of 1940, are issuers in which a Fund held 5% or more of the outstanding voting securities during the year ended September 30, 2004.
**  As of September 30, 2004, no longer an affiliate.
+   Received 1,062,500 shares from 3:2 stock split.

--------------------------------------------------------------------------------
(9) FINANCIAL HIGHLIGHTS

BARON ASSET FUND

Selected data for a share of beneficial interest outstanding throughout each year:

                                                                        YEAR ENDED SEPTEMBER 30,
                                             -----------------------------------------------------------------------------
                                               2004        2003       2002        2001       2000        1999       1998
                                             --------    --------   --------    --------   --------    --------   --------
NET ASSET VALUE, BEGINNING OF YEAR           $  40.05    $  35.65   $  40.22    $  63.35   $  51.57    $  39.96   $  47.43
                                             --------    --------   --------    --------   --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (0.43)      (0.46)     (0.55)      (0.65)     (0.76)      (0.30)      0.05
Net realized and unrealized gains
 (losses) on investments                         8.27        6.04       0.05      (17.87)     12.53       11.94      (7.52)
                                             --------    --------   --------    --------   --------    --------   --------
   TOTAL FROM INVESTMENT OPERATIONS              7.84        5.58      (0.50)     (18.52)     11.77       11.64      (7.47)
                                             --------    --------   --------    --------   --------    --------   --------
LESS DISTRIBUTIONS
Dividends from net investment income             0.00        0.00       0.00        0.00       0.00       (0.04)      0.00
Distributions from net realized gains            0.00       (1.18)     (4.07)      (4.61)      0.00        0.00       0.00
                                             --------    --------   --------    --------   --------    --------   --------
   TOTAL DISTRIBUTIONS                           0.00       (1.18)     (4.07)      (4.61)      0.00       (0.04)      0.00
                                             --------    --------   --------    --------   --------    --------   --------
Capital contribution                             0.00        0.00       0.00        0.00       0.01        0.01       0.00
                                             --------    --------   --------    --------   --------    --------   --------
NET ASSET VALUE, END OF YEAR                 $  47.89    $  40.05   $  35.65    $  40.22   $  63.35    $  51.57   $  39.96
                                             ========    ========   ========    ========   ========    ========   ========
   TOTAL RETURN                                  19.6%       16.1%      (2.5%)     (31.2%)     22.8%+      29.2%*    (15.7%)
                                             ========    ========   ========    ========   ========    ========   ========
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of year        $2,002.4    $1,957.2   $2,055.2    $2,692.3   $4,917.4    $5,863.1   $4,410.5
Ratio of total expenses to average net
 assets                                          1.34%       1.34%      1.35%       1.37%      1.36%       1.31%      1.32%
Less: Ratio of interest expense to
 average net assets                              0.00%       0.00%     (0.02%)     (0.01%)    (0.03%)      0.00%      0.00%
                                             --------    --------   --------    --------   --------    --------   --------
Ratio of operating expenses to average
 net assets                                      1.34%       1.34%      1.33%       1.36%      1.33%       1.31%      1.32%
                                             ========    ========   ========    ========   ========    ========   ========
Ratio of net investment income (loss) to
 average net assets                             (0.90%)     (1.14%)    (1.16%)     (1.14%)    (1.09%)     (0.57%)     0.11%
Portfolio turnover rate                         19.57%      27.95%      6.01%       4.33%      2.51%      15.64%     23.43%


                                                YEAR ENDED SEPTEMBER 30,
                                             -----------------------------
                                               1997        1996      1995
                                             --------    --------   ------
NET ASSET VALUE, BEGINNING OF YEAR           $  35.50    $  29.30   $22.82
                                             --------    --------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (0.14)      (0.06)   (0.09)
Net realized and unrealized gains
 (losses) on investments                        12.11        6.29     7.23
                                             --------    --------   ------
   TOTAL FROM INVESTMENT OPERATIONS             11.97        6.23     7.14
                                             --------    --------   ------
LESS DISTRIBUTIONS
Dividends from net investment income             0.00        0.00     0.00
Distributions from net realized gains           (0.04)      (0.03)   (0.66)
                                             --------    --------   ------
   TOTAL DISTRIBUTIONS                          (0.04)      (0.03)   (0.66)
                                             --------    --------   ------
Capital contribution                             0.00        0.00     0.00
                                             --------    --------   ------
NET ASSET VALUE, END OF YEAR                 $  47.43    $  35.50   $29.30
                                             ========    ========   ======
   TOTAL RETURN                                  33.8%       21.3%    32.3%
                                             ========    ========   ======
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of year        $3,224.5    $1,166.1   $290.0
Ratio of total expenses to average net
 assets                                          1.35%       1.40%    1.44%
Less: Ratio of interest expense to
 average net assets                              0.00%       0.00%    0.00%
                                             --------    --------   ------
Ratio of operating expenses to average
 net assets                                      1.35%       1.40%    1.44%
                                             ========    ========   ======
Ratio of net investment income (loss) to
 average net assets                             (0.52%)     (0.29%)  (0.55%)
Portfolio turnover rate                         13.23%      19.34%   35.15%

---------------
+ Had the adviser not made the capital contribution, the Fund's performance would have been reduced by 0.02%.
* Had the adviser not made the capital contribution, the Fund's performance would have been reduced by 0.03%.

BARON FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(9) FINANCIAL HIGHLIGHTS (CONTINUED)

BARON GROWTH FUND

Selected data for a share of beneficial interest outstanding throughout each year:

                                                                         YEAR ENDED SEPTEMBER 30,
                                              ------------------------------------------------------------------------------
                                               2004        2003       2002       2001     2000      1999     1998      1997
                                             --------    --------   --------    ------   ------    ------   ------    ------
NET ASSET VALUE, BEGINNING OF YEAR           $  32.65    $  26.96   $  27.18    $32.26   $29.06    $20.32   $24.89    $18.40
                                             --------    --------   --------    ------   ------    ------   ------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (0.30)      (0.25)     (0.23)    (0.22)   (0.26)    (0.04)    0.06      0.06
Net realized and unrealized gains
 (losses) on investments                         6.57        5.94       1.65     (1.67)    5.34      8.82    (4.56)     6.68
                                             --------    --------   --------    ------   ------    ------   ------    ------
   TOTAL FROM INVESTMENT OPERATIONS              6.27        5.69       1.42     (1.89)    5.08      8.78    (4.50)     6.74
                                             --------    --------   --------    ------   ------    ------   ------    ------
LESS DISTRIBUTIONS
Dividends from net investment income             0.00        0.00       0.00      0.00     0.00     (0.04)   (0.02)    (0.09)
Distributions from net realized gains            0.00        0.00      (1.64)    (3.19)   (1.88)     0.00    (0.05)    (0.16)
                                             --------    --------   --------    ------   ------    ------   ------    ------
   TOTAL DISTRIBUTIONS                           0.00        0.00      (1.64)    (3.19)   (1.88)    (0.04)   (0.07)    (0.25)
                                             --------    --------   --------    ------   ------    ------   ------    ------
NET ASSET VALUE, END OF YEAR                 $  38.92    $  32.65   $  26.96    $27.18   $32.26    $29.06   $20.32    $24.89
                                             ========    ========   ========    ======   ======    ======   ======    ======
   TOTAL RETURN                                  19.2%       21.1%       5.0%     (6.1%)   18.6%     43.2%   (18.1%)    37.1%
                                             --------    --------   --------    ------   ------    ------   ------    ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of year        $3,135.6    $2,185.4   $1,030.3    $512.3   $533.4    $439.4   $315.6    $390.8
Ratio of total expenses to average net
 assets                                          1.33%       1.36%      1.35%     1.36%    1.36%     1.40%    1.43%     1.40%
Less: Ratio of interest expense to
 average net assets                              0.00%       0.00%      0.00%     0.00%    0.00%    (0.03%)  (0.06%)    0.00%
                                             --------    --------   --------    ------   ------    ------   ------    ------
Ratio of operating expenses to average
 net assets                                      1.33%       1.36%      1.35%     1.36%    1.36%     1.37%    1.37%     1.40%
                                             ========    ========   ========    ======   ======    ======   ======    ======
Ratio of net investment income (loss) to
 average net assets                             (0.89%)     (1.11%)    (1.02%)   (0.79%)  (0.78%)   (0.20%)   0.21%     0.37%
Portfolio turnover rate                         27.15%      32.63%     18.31%    34.94%   39.00%    53.36%   40.38%    25.17%


                                                YEAR ENDED
                                              SEPTEMBER 30,
                                              ---------------
                                              1996     1995*
                                             ------    ------
NET ASSET VALUE, BEGINNING OF YEAR           $14.77    $10.00
                                             ------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                   0.11      0.04
Net realized and unrealized gains
 (losses) on investments                       3.66      4.73
                                             ------    ------
   TOTAL FROM INVESTMENT OPERATIONS            3.77      4.77
                                             ------    ------
LESS DISTRIBUTIONS
Dividends from net investment income          (0.04)     0.00
Distributions from net realized gains         (0.10)     0.00
                                             ------    ------
   TOTAL DISTRIBUTIONS                        (0.14)     0.00
                                             ------    ------
NET ASSET VALUE, END OF YEAR                 $18.40    $14.77
                                             ======    ======
   TOTAL RETURN                                25.8%     47.7%+
                                             ------    ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of year        $207.2    $ 28.6
Ratio of total expenses to average net
 assets                                        1.54%     1.99%**
Less: Ratio of interest expense to
 average net assets                            0.00%     0.00%
                                             ------    ------
Ratio of operating expenses to average
 net assets                                    1.54%     1.99%**
                                             ======    ======
Ratio of net investment income (loss) to
 average net assets                            1.20%     1.13%**
Portfolio turnover rate                       40.27%    40.56%+

---------------
* For the period December 31, 1994 (initial public offering of Fund shares) to September 30, 1995. The Fund commenced investment trading on January 3, 1995.
**  Annualized.
+   Not Annualized.

The Fund's custodian's offset of custody fees amounted to less than $0.01 per share in 1996 and 1995.
The expense offset amounts are included in expense data above.

BARON FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(9) FINANCIAL HIGHLIGHTS (CONTINUED)

BARON SMALL CAP FUND

Selected data for a share of beneficial interest outstanding throughout each year:

                                                                   YEAR ENDED SEPTEMBER 30,
                                             -------------------------------------------------------------------
                                               2004        2003      2002      2001     2000      1999     1998
                                             --------    --------   ------    ------   ------    ------   ------
NET ASSET VALUE, BEGINNING OF YEAR           $  17.26    $  13.73   $12.69    $16.05   $13.37    $ 8.61   $10.00
                                             --------    --------   ------    ------   ------    ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (0.15)      (0.11)   (0.14)    (0.11)   (0.16)    (0.10)   (0.02)
Net realized and unrealized gains
 (losses) on investments                         2.07        4.02     1.18     (2.87)    2.84      4.86    (1.37)
                                             --------    --------   ------    ------   ------    ------   ------
   TOTAL FROM INVESTMENT OPERATIONS              1.92        3.91     1.04     (2.98)    2.68      4.76    (1.39)
                                             --------    --------   ------    ------   ------    ------   ------
LESS DISTRIBUTIONS
Dividends from net investment income             0.00        0.00     0.00      0.00     0.00      0.00     0.00
Distributions from net realized gains            0.00       (0.38)    0.00     (0.38)    0.00      0.00     0.00
                                             --------    --------   ------    ------   ------    ------   ------
   TOTAL DISTRIBUTIONS                           0.00       (0.38)    0.00     (0.38)    0.00      0.00     0.00
                                             --------    --------   ------    ------   ------    ------   ------
NET ASSET VALUE, END OF YEAR                 $  19.18    $  17.26   $13.73    $12.69   $16.05    $13.37   $ 8.61
                                             ========    ========   ======    ======   ======    ======   ======
   TOTAL RETURN                                  11.1%       29.2%     8.2%    (18.8%)   20.0%     55.3%   (13.9%)
                                             --------    --------   ------    ------   ------    ------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of year        $1,782.1    $1,210.5   $719.1    $585.9   $879.5    $715.7   $403.7
Ratio of expenses to average net assets          1.33%       1.36%    1.36%     1.35%    1.33%     1.34%    1.39%
Ratio of net investment loss to average
 net assets                                     (0.88%)     (0.87%)  (0.97%)   (0.68%)  (0.90%)   (0.99%)  (0.20%)
Portfolio turnover rate                         32.92%      30.29%   55.07%    55.77%   53.18%    42.69%   59.68%

BARON iOPPORTUNITY FUND

Selected data for a share of beneficial interest outstanding throughout each year:

                                                    FOR THE YEAR ENDED SEPTEMBER 30,
                                             ---------------------------------------------
                                              2004      2003     2002      2001      2000*
                                             ------    ------   ------    -------   ------
NET ASSET VALUE, BEGINNING OF YEAR           $ 6.48    $ 3.63   $ 4.09    $  8.76   $10.00
                                             ------    ------   ------    -------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                  (0.10)    (0.05)   (0.06)     (0.05)    0.03
Net realized and unrealized gains
  (losses) on investments                      1.18      2.89    (0.40)     (4.59)   (1.28)
                                             ------    ------   ------    -------   ------
   TOTAL FROM INVESTMENT OPERATIONS            1.08      2.84    (0.46)     (4.64)   (1.25)
                                             ------    ------   ------    -------   ------
LESS DISTRIBUTIONS
Dividends from net investment income           0.00      0.00     0.00      (0.03)    0.00
Distributions from net realized gains          0.00      0.00     0.00       0.00     0.00
                                             ------    ------   ------    -------   ------
   TOTAL DISTRIBUTIONS                         0.00      0.00     0.00      (0.03)    0.00
                                             ------    ------   ------    -------   ------
Redemption fees added to paid in capital       0.02      0.01     0.00+      0.00+    0.01
                                             ------    ------   ------    -------   ------
NET ASSET VALUE, END OF YEAR                 $ 7.58    $ 6.48   $ 3.63    $  4.09   $ 8.76
                                             ======    ======   ======    =======   ======
   TOTAL RETURN ^                              17.0%     78.5%   (11.2%)    (53.1%)  (12.4%)+
                                             ------    ------   ------    -------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of year        $133.9    $109.3   $ 57.5    $  73.7   $188.2
Ratio of total expenses to average net
  assets                                       1.56%     1.67%    1.65%      1.55%    1.53%**
Less: Expense reimbursement by investment
  adviser                                     (0.06%)   (0.17%)  (0.15%)    (0.05%)  (0.03%)**
                                             ------    ------   ------    -------   ------
Ratio of net expenses to average net
  assets                                       1.50%     1.50%    1.50%      1.50%    1.50%**
                                             ======    ======   ======    =======   ======
Ratio of net investment income (loss) to
  average net assets                          (1.25%)   (1.18%)  (1.20%)    (0.75%)   0.46%**
Portfolio turnover rate                       86.35%    89.72%   96.41%    123.30%   31.47%+

---------------
* For the period February 29, 2000 (Commencement of Operations) to September 30, 2000.
**  Annualized.
+   Not Annualized
+   Less than $0.01 per share.
^ The total returns would have been lower had certain expenses not been reduced during the periods shown.

BARON FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(9) FINANCIAL HIGHLIGHTS (CONTINUED)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share of beneficial interest outstanding throughout the period:

                                                           FOR THE PERIOD
                                                           APRIL 30, 2004
                                                    (COMMENCEMENT OF OPERATIONS)
                                                        TO SEPTEMBER 30, 2004
                                                    ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $10.00
                                                               ------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                             (0.02)
Net realized and unrealized gains (losses) on
  investments                                                   (0.09)
                                                               ------
   TOTAL FROM INVESTMENT OPERATIONS                             (0.11)
                                                               ------
LESS DISTRIBUTIONS
Dividends from net investment income                             0.00
Distributions from net realized gains                            0.00
                                                               ------
   TOTAL DISTRIBUTIONS                                           0.00
                                                               ------
NET ASSET VALUE, END OF PERIOD                                 $ 9.89
                                                               ======
   TOTAL RETURN ^                                                (1.1%)+
                                                               ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period                        $ 49.3
Ratio of total expenses to average net assets                    1.67%**
Less: Expense reimbursement by investment
  adviser                                                       (0.27%)**
                                                               ------
Ratio of net expenses to average net assets                      1.40%**
                                                               ======
Ratio of net investment loss to average net
  assets                                                        (0.79%)**
Portfolio turnover rate                                          7.58%+

---------------
**  Annualized.
+   Not Annualized
^ The total returns would have been lower had certain expenses not been reduced during the period shown.

BARON FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------



----------------------------
TO THE BOARD OF TRUSTEES
AND SHAREHOLDERS OF BARON
INVESTMENT FUNDS TRUST
(FORMERLY BARON ASSET FUND):
----------------------------


In our opinion, the accompanying statements of assets and liabilities and statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Baron Investment Funds Trust (formerly Baron Asset Fund), comprising, respectively, Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund (collectively the "Funds"), at September 30, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
November 15, 2004

BARON FUNDS
--------------------------------------------------------------------------------


TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

We are required by the Internal Revenue Code to advise you within 60 days of the Funds' fiscal year end as to the federal tax status of distributions paid by the Funds during such fiscal year.

During the fiscal year ended September 30, 2004, Baron Asset Fund and Baron Small Cap Fund designated the following redemption distribution as long-term capital gain dividend:

                     BARON ASSET FUND              BARON SMALL CAP FUND
                     ----------------              --------------------
                      $6,133,275                        $1,840,752


MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees oversees the management of the Funds. The following table lists the Trustees and executive officers of the Funds, their date of birth, current positions held with the Funds, length of time served, principal occupations during the past five years and other Trusteeships/Directorships held outside the Fund complex. Unless otherwise noted, the address of each executive officer and Trustee is Baron Funds, 767 Fifth Avenue, 49th Floor, New York, NY 10153. Trustees who are not deemed to be "interested persons" of the Funds as defined in the 1940 Act are referred to as "Disinterested Trustees." Trustees who are deemed to be "interested persons" of the Funds are referred to as "Interested Trustees." All Trustees listed below, whether Interested or Disinterested, serve as trustee for all five portfolios.

INTERESTED TRUSTEES

NAME, ADDRESS &                  POSITION(S) HELD                                      PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                    WITH THE FUNDS           LENGTH OF TIME SERVED        DURING THE PAST FIVE YEARS
-------------                    --------------           ---------------------        --------------------------
Ronald Baron *+                  President, Chief         17 years                     Chairman, CEO, and Director, Baron
767 Fifth Avenue                 Executive Officer,                                    Capital, Inc. (1982-Present), Baron
New York, NY 10153               Chief Investment                                      Capital Management, Inc. (1983-Present),
DOB: May 23, 1943                Officer, Trustee and                                  Baron Capital Group, Inc. (1984-Present),
                                 Portfolio Manager                                     BAMCO, Inc. (1987-Present); Portfolio
                                                                                       Manager, Baron Asset Fund (1987-Present),
                                                                                       Baron Growth Fund (1995-Present);
                                                                                       President (2004-Present), Chairman (1999-
                                                                                       2004), CIO and Trustee (1987-Present),
                                                                                       Baron Investment Funds Trust; President
                                                                                       (2004-Present), Chairman (1997-2004), CIO
                                                                                       and Trustee (1997-Present), Baron Funds
                                                                                       Trust; President (2004-Present), Chairman
                                                                                       (2003-2004), CIO and Trustee (2003-
                                                                                       Present), Baron Select Funds.


Linda S. Martinson*+             Vice President,          17 years                     General Counsel, Vice President and
767 Fifth Avenue                 Secretary, General                                    Secretary, Baron Capital, Inc. (1983-
New York, NY 10153               Counsel and Trustee                                   Present), BAMCO, Inc. (1987-Present),
DOB: February 22, 1955                                                                 Baron Capital Group, Inc. (1984-Present),
                                                                                       Baron Capital Management, Inc. (1983-
                                                                                       Present); Vice President, Secretary,
                                                                                       General Counsel and Trustee, Baron
                                                                                       Investment Funds Trust (1987-Present);
                                                                                       Vice President, Secretary, General Counsel
                                                                                       and Trustee, Baron Capital Funds Trust
                                                                                       (1997-Present); Vice President, General
                                                                                       Counsel, Secretary and Trustee, Baron
                                                                                       Select Funds (2003-Present).


INTERESTED TRUSTEES
NAME, ADDRESS &                  OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                    HELD BY THE TRUSTEE
-------------                    -------------------
Ronald Baron *+                  None outside the Baron Funds
767 Fifth Avenue                 Complex.
New York, NY 10153
DOB: May 23, 1943
Linda S. Martinson*+             None outside the Baron Funds
767 Fifth Avenue                 Complex.
New York, NY 10153
DOB: February 22, 1955

BARON FUNDS
--------------------------------------------------------------------------------

INTERESTED TRUSTEES

NAME, ADDRESS &                  POSITION(S) HELD                                      PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                    WITH THE FUNDS           LENGTH OF TIME SERVED        DURING THE PAST FIVE YEARS
-------------                    --------------           ---------------------        --------------------------
Morty Schaja*+                   Executive Vice           8 years                      President and Chief Operating Officer,
767 Fifth Avenue                 President, Chief                                      Baron Capital, Inc. (1999-Present); Senior
New York, NY 10153               Operating Officer and                                 Vice President and Chief Operating
DOB: October 30, 1954            Trustee                                               Officer, Baron Capital, Inc. (1997-1999);
                                                                                       Managing Director, Vice President, Baron
                                                                                       Capital, Inc. (1991-1999); and Director,
                                                                                       Baron Capital Group, Inc., Baron Capital
                                                                                       Management, Inc., and BAMCO, Inc. (1997-
                                                                                       Present); Executive vice President (2004-
                                                                                       Present), President (1999-2004), COO
                                                                                       (1999-Present) and Trustee (1996-Present),
                                                                                       Baron Investment Funds Trust; Executive
                                                                                       Vice President (2004-Present), President
                                                                                       (1999-2004), COO (1999-Present) and
                                                                                       Trustee (1997-Present) Baron Capital Funds
                                                                                       Trust; Executive Vice President (2004-
                                                                                       Present), President, COO and Trustee
                                                                                       (2003-Present), Baron Select Funds.


INTERESTED TRUSTEES
NAME, ADDRESS &                  OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                    HELD BY THE TRUSTEE
-------------                    -------------------
Morty Schaja*+                   None outside the Baron Funds
767 Fifth Avenue                 Complex.
New York, NY 10153
DOB: October 30, 1954

DISINTERESTED TRUSTEES

NAME, ADDRESS &                   POSITION(S) HELD                                       PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                     WITH THE FUNDS           LENGTH OF TIME SERVED         DURING THE PAST FIVE YEARS
-------------                     --------------           ---------------------         --------------------------
Steven B. Dodge^**                Trustee                  Elected 10/22/04              CEO, Windover Development
239 Summer Street                                                                        Corporation (2004-Present) (private
Manchester, MA 01944                                                                     real estate development company);
DOB: July 12, 1945                                                                       Founder and Chairman, American
                                                                                         Tower Corporation (1998-Present);
                                                                                         Founder, Chairman and CEO, American
                                                                                         Radio Systems (1988-1998); Founder,
                                                                                         Chairman and CEO, American
                                                                                         Cablesystems (1978-1988); Chairman
                                                                                         of Audit Committee, member of
                                                                                         executive and Special Independent
                                                                                         Committees, Sotheby's Holdings,
                                                                                         Inc. (2000-Present); Chairman of
                                                                                         Audit Committee, Nextel Partners,
                                                                                         Inc. (2000-Present).


DISINTERESTED TRUSTEES
NAME, ADDRESS &                   OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                     HELD BY THE TRUSTEE
-------------                     -------------------
Steven B. Dodge^**                Chairman of the Audit Committee,
239 Summer Street                 Member os Executive and Special
Manchester, MA 01944              Independent
DOB: July 12, 1945                Committees,
                                  Sotheby's Holdings, Inc. (2000-
                                  Present);
                                  Chairman of Audit Committee,
                                  Nextel Partners, Inc.
                                  (2000-Present)

BARON FUNDS
--------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

NAME, ADDRESS &                   POSITION(S) HELD                                       PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                     WITH THE FUNDS           LENGTH OF TIME SERVED         DURING THE PAST FIVE YEARS
-------------                     --------------           ---------------------         --------------------------
Norman S. Edelcup+^**             Trustee                  17 years                      Senior Vice President and Director,
244 Atlantic Isles                                                                       Florida Savings Bancorp (2001-
Sunny Isles Beach, FL 33160                                                              Present); Mayor (October 2003-
DOB: May 8, 1935                                                                         Present), Commissioner, Sunny Isles
                                                                                         Beach, Florida (2001-2003); Senior
                                                                                         Vice President, Item Processing of
                                                                                         America (1999-2000) (a subsidiary
                                                                                         of The Intercept Group); Chairman,
                                                                                         Item Processing of America (1989-
                                                                                         1999) (a financial institution
                                                                                         service bureau); Director, Valhi,
                                                                                         Inc. (1975-Present) (diversified
                                                                                         company); Director, Artistic
                                                                                         Greetings, Inc. (1985-1998);
                                                                                         Trustee (1987-Present), Baron
                                                                                         Investment Funds Trust; Trustee
                                                                                         (1997-Present), Baron Capital Funds
                                                                                         Trust; Trustee (2003-Present) Baron
                                                                                         Select Funds.

David I. Fuente^**                Trustee                  Elected 10/22/04              Director (1987-Present), Chairman
701 Tern Point Circle                                                                    (1987-2001) and CEO (1987-2000)
Boca Raton, FL 33431                                                                     Office Depot; Director, Ryder
DOB: September 10, 1945                                                                  Systems, Inc. (1998-Present);
                                                                                         Director, Dick's Sporting Goods,
                                                                                         Inc. (1993-Present).

Charles N. Mathewson^**           Chairman and Trustee     17 years; Elected as          Chairman Emeritus (October 2003-
9295 Prototype Road                                        Chairman 08/04                Present), Chairman, International
Reno, NV 89521                                                                           Game Technology, Inc. (1986-2003)
DOB: June 12, 1928                                                                       (manufacturer of microprocessor-
                                                                                         controlled gaming machines and
                                                                                         monitoring systems); Chairman,
                                                                                         American Gaming Association (1994-
                                                                                         2002); Chairman (2004-Present)
                                                                                         Trustee (1987-Present) Baron
                                                                                         Investment Funds Trust; Chairman
                                                                                         (2004-Present), Trustee (1997-
                                                                                         Present) Baron Capital Funds Trust;
                                                                                         Chairman (2004-Present) Trustee
                                                                                         (2003-Present) Baron Select Funds.


DISINTERESTED TRUSTEES
NAME, ADDRESS &                   OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                     HELD BY THE TRUSTEE
-------------                     -------------------
Norman S. Edelcup+^**             Director, Florida Savings
244 Atlantic Isles                Bancorp (2001-Present);
Sunny Isles Beach, FL 33160       Director, Valhi, Inc. (1975-
DOB: May 8, 1935                  Present) (diversified company).

David I. Fuente^**                Director (1987-Present) Office
701 Tern Point Circle             Depot; Director, Ryder System,
Boca Raton, FL 33431              Inc. (1998-Present); Director,
DOB: September 10, 1945           Dick's Sporting Goods, Inc.
                                  (1993-Present).

Charles N. Mathewson^**           None outside the Baron Funds
9295 Prototype Road               Complex.
Reno, NV 89521
DOB: June 12, 1928

BARON FUNDS
--------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

NAME, ADDRESS &                   POSITION(S) HELD                                       PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                     WITH THE FUNDS           LENGTH OF TIME SERVED         DURING THE PAST FIVE YEARS
-------------                     --------------           ---------------------         --------------------------
Harold W. Milner^**               Trustee                  17 years                      Retired; President and CEO, Kahler
2293 Morningstar Drive                                                                   Realty Corporation (1985-1997)
Park City, UT 84060                                                                      (hotel ownership and management);
DOB: November 11, 1934                                                                   Trustee (1987-Present) Baron
                                                                                         Investment Funds Trust; Trustee
                                                                                         (1997-Present) Baron Capital Funds
                                                                                         Trust; Trustee (2003-Present) Baron
                                                                                         Select Funds.

Raymond Noveck+ +^**              Trustee                  17 years                      Private Investor (1999-Present);
31 Karen Road                                                                            President, The Medical Information
Waban, MA 02168                                                                          Line, Inc. (1997-1998) (health care
DOB: May 4, 1943                                                                         information); President, Strategic
                                                                                         Systems, Inc. (1990-1997) (health
                                                                                         care information); Director,
                                                                                         Horizon/CMS Healthcare Corporation
                                                                                         (1987-1997); Trustee (1987-Present)
                                                                                         Baron Investment Funds Trust;
                                                                                         Trustee (1997-Present) Baron
                                                                                         Capital Funds Trust; Trustee (2003-
                                                                                         Present) Baron Select Funds.

David A. Silverman, MD^**         Trustee                  17 years                      Physician and Faculty, New York
146 Central Park West                                                                    University School of Medicine
New York, NY 10024                                                                       (1976-Present)Trustee (1987-
DOB: March 14, 1950                                                                      Present) Baron Investment Funds
                                                                                         Trust; Trustee (1997-Present) Baron
                                                                                         Capital Funds Trust; Trustee (2003-
                                                                                         Present) Baron Select Funds.



DISINTERESTED TRUSTEES
NAME, ADDRESS &                   OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                     HELD BY THE TRUSTEE
-------------                     -------------------
Harold W. Milner^**               None outside the Baron Funds
2293 Morningstar Drive            Complex.
Park City, UT 84060
DOB: November 11, 1934

Raymond Noveck+ +^**              None outside the Baron Funds
31 Karen Road                     Complex.
Waban, MA 02168
DOB: May 4, 1943

David A. Silverman, MD^**         Director, New York Blood Center
146 Central Park West             (1999-Present).
New York, NY 10024
DOB: March 14, 1950

BARON FUNDS
--------------------------------------------------------------------------------

OFFICERS OF THE FUNDS

NAME, ADDRESS &                  POSITION(S) HELD                                      PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                    WITH THE FUNDS           LENGTH OF TIME SERVED        DURING THE PAST FIVE YEARS
-------------                    --------------           ---------------------        --------------------------
Clifford Greenberg               Senior Vice President    8 years                      Senior Vice President, Baron Capital,
767 Fifth Avenue                 and Portfolio Manager                                 Inc., Baron Capital Group, Inc., BAMCO,
New York, NY 10153                                                                     Inc., (2003-Present)(Vice President, 1997-
DOB: April 30, 1959                                                                    2003), Portfolio Manager, Baron Small Cap
                                                                                       Fund (1997-Present); General Partner, HPB
                                                                                       Associates, LP (1984-1996) (investment
                                                                                       partnership).

Andrew Peck                      Vice President and       2 years                      Vice President and Co-Portfolio Manager,
767 Fifth Avenue                 Co-Portfolio Manager                                  Baron Asset Fund (2003-Present), Analyst,
New York, NY 10153                                                                     Baron Capital, Inc. (1998-Present).
DOB: March 25, 1969

Susan Robbins                    Vice President           17 years                     Senior Analyst, Vice President and
767 Fifth Avenue                                                                       Director, Baron Capital, Inc. (1982-
New York, NY 10153                                                                     Present), Baron Capital Management, Inc.
DOB: October 19, 1954                                                                  (1984-Present).

Mitchell J. Rubin                Vice President and       4 years                      Vice President and Senior Analyst, Baron
767 Fifth Avenue                 Portfolio Manager                                     Capital, Inc. (1997-Present), Portfolio
New York, NY 10153                                                                     Manager of Baron iOpportunity Fund (2000-
DOB: September 22, 1966                                                                Present); Portfolio Manager of Baron Fifth
                                                                                       Avenue Growth Fund (2004-Present).

Peggy C. Wong                    Treasurer and Chief      17 years                     Treasurer and Chief Financial Officer,
767 Fifth Avenue                 Financial Officer                                     Baron Capital, Inc., Baron Capital Group,
New York, NY 10153                                                                     Inc., BAMCO, Inc. and Baron Capital
DOB: April 30, 1961                                                                    Management, Inc. (1987-Present).


OFFICERS OF THE FUNDS
NAME, ADDRESS &                  OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                    HELD BY THE TRUSTEE
-------------                    -------------------
Clifford Greenberg               None
767 Fifth Avenue
New York, NY 10153
DOB: April 30, 1959

Andrew Peck                      None
767 Fifth Avenue
New York, NY 10153
DOB: March 25, 1969

Susan Robbins                    None
767 Fifth Avenue
New York, NY 10153
DOB: October 19, 1954

Mitchell J. Rubin                None
767 Fifth Avenue
New York, NY 10153
DOB: September 22, 1966

Peggy C. Wong                    None
767 Fifth Avenue
New York, NY 10153
DOB: April 30, 1961

-------------------------------------------------------------------------------
* Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 by reason of their employment with the Funds' Adviser and Distributor.
+ Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.
+   Members of the Audit Committee.
^   Members of the Nominating Committee.
**  Members of the Independent Committee.

[Registered Castle Logo]
 B A R O N
 F U N D S











                                                                           SEP04

Item 2. Code of Ethics.

        Filed herewith pursuant to Item 10(a) (1) of Item 2 to Form N-CSR. The Funds will provide a copy of the Code of Ethics to any person without charge, upon written request to info@baronfunds.com or by calling 1-800-992-2766.

Item 3. Audit Committee Financial Expert.

          The Board of Trustees of the Fund has determined that Norman S. Edelcup, and Raymond Noveck, both members of the Audit Committee, possess the technical attributes identified in Instruction 2(b) of
          Item 3 to Form N-CSR to qualify as "Audit Committee Financial Expert" and has designated both Mr. Edelcup and Raymond Noveck as the Audit Committee's Financial Experts. Both Mr. Noveck and Mr. Edelcup is an "idependent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

          The following table shows the fees paid to PricewaterhouseCoopers, LLP, the registrant's prinicpal accounting firm during the fiscal year October 1, 2003 to September 30, 2004 (a) for profesional services rendered for the audit of the registrant's annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements ("Audit Fees"), (b) for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees ("Audit-Related Fees"), (c) for professional services rendered for tax compliance, tax advice and tax planning ("Tax Fees"), and (d) for products and services provided by such accounting firm that are not included in (a), (b) or (c) above ("All Other Fees").

For the Fiscal Year Ended September 30, 2004:

                                  Audit Fees                    Tax Fees
                                  -----------                   ---------
Baron Asset                        $43,087                       $6,500
Baron Growth Fund                   42,037                        6,500
Baron Small Cap Fund                36,782                        5,000
Baron iOpportunity Fund             18,917                        5,000
Baron Fifth Avenue Growth Fund        n/a                           n/a

     Pursuant to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and elvaluate the qualifications, independence and performance of the Fund's independent auditors.

Item 5.  Audit Committee of Listed Registrants.

     The members of the Fund's Audit Committee are Norman Edelcup and Raymond Noveck, both "idependent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 6.  Schedule of Investments.

     Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        NOT APPLICABLE.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

        NOT APPLICABLE.

Item 9. Submission of Matters to a Vote of Security Holders.

        NOT APPLICABLE>

Item 10. Controls and Procedures.

     The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act to 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

     At the date of filing this N-CSR, the Registrant's principal executive office and principal financial officer are aware of no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11. Exhibits.

     a).    Ex-99.COE
            Current copy of the Funds Code of Ethics pursuant to Item 2 of the Form N-CSR.

     b).    Ex-99.CERT
            Certification pursuant to Item 10(b) of the Form N-CSR.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON INVESTMENT FUNDS TRUST



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           President and Chief Executive Officer

                                 Date: December 8, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           President and Chief Executive Officer

                                 Date: December 8, 2004



                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                 Date: December 8, 2004


A signed original of this written statement has been provided to Baron Asset Fund and will be retained by Baron Asset and furnished to the Securities and Exchange Commission or its staff upon request.